                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2010

[USAA Logo]
USAA (R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2010

(Form N-Q)

48470 -0410                                                                                                  ©2010, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Strategy Fund
February 28, 2010 (unaudited)
Number of Shares	Security	Market Value (000)

	U.S. EQUITY SECURITIES (37.9%)
	COMMON STOCKS (27.1%)
	Consumer Discretionary (3.4%)
	Advertising (0.0%)
600	Arbitron, Inc.	$13
1,100	Clear Channel Outdoor Holdings, Inc. "A" *	10
662	Harte Hanks, Inc.	8
3,500	Interpublic Group of Companies, Inc. *	26
300	Lamar Advertising Co. "A" *	9
12,100	National Cinemedia, Inc.	195
2,300	Omnicom Group, Inc.	84

		345

	Apparel & Accessories & Luxury Goods (0.2%)
1,100	Carter's, Inc. *	32
600	Cherokee, Inc.	10
54,965	Coach, Inc.	2,003
200	Columbia Sportswear Co.	9
993	Fossil, Inc. *	36
440	G-III Apparel Group, Ltd. *	9
500	Hanesbrands, Inc. *	13
1,300	Jones Apparel Group, Inc.	22
2,920	Liz Claiborne, Inc. *	20
589	Maidenform Brands, Inc. *	10
520	Movado Group, Inc. *	7
400	Oxford Industries, Inc.	8
700	Perry Ellis International, Inc. *	14
500	Phillips-Van Heusen Corp.	22
600	Polo Ralph Lauren Corp.	48
500	True Religion Apparel, Inc. *	12
500	Under Armour, Inc. "A" *	13
200	UniFirst Corp.	10
500	VF Corp.	39
640	Volcom, Inc. *	10
26,400	Warnaco Group, Inc. *	1,102

		3,449

	Apparel Retail (0.5%)
500	Abercrombie & Fitch Co. "A"	18
20,900	Aeropostale, Inc. *	739
1,100	American Eagle Outfitters, Inc.	19
800	AnnTaylor Stores Corp. *	14
900	Buckle, Inc.	26
1,600	Cato Corp. "A"	31
6,700	Charming Shoppes, Inc. *	40
1,000	Chico's FAS, Inc. *	14
400	Children's Place Retail Stores, Inc. *	15
1,160	Christopher & Banks Corp.	8
480	Citi Trends, Inc. *	14
2,240	Coldwater Creek, Inc. *	12

1  |  USAA Cornerstone Strategy Fund

Number of Shares	Security	Market Value (000)

1,400	Collective Brands, Inc. *	$32
3,440	Dress Barn, Inc. *	86
400	DSW, Inc. "A" *	11
1,440	Finish Line, Inc. "A"	17
1,300	Foot Locker, Inc.	17
61,040	Gap, Inc.	1,312
720	Genesco, Inc. *	17
300	Guess?, Inc.	12
5,000	Gymboree Corp. *	218
900	J. Crew Group, Inc. *	38
400	Jos. A. Bank Clothiers, Inc. *	18
2,300	Limited Brands, Inc.	51
1,000	Men's Wearhouse, Inc.	21
2,120	Pacific Sunwear of California, Inc. *	10
71,935	Ross Stores, Inc. (a)	3,518
700	Shoe Carnival, Inc. *	13
1,280	Stage Stores, Inc.	17
2,000	Stein Mart, Inc. *	16
858	Talbots, Inc. *(b)	9
62,126	TJX Companies, Inc.	2,586
800	Urban Outfitters, Inc. *	26
3,160	Wet Seal, Inc. "A" *	13
640	Zumiez, Inc. *	9

		9,017

	Auto Parts & Equipment (0.0%)
800	American Axle & Manufacturing Holdings, Inc. *	8
720	Amerigon, Inc. *	7
1,500	ArvinMeritor, Inc. *	17
700	BorgWarner, Inc. *	26
1,900	Dana Holding Corp. *	22
386	Dorman Products, Inc. *	7
3,285	Exide Technologies *	19
200	Fuel Systems Solutions, Inc. *	6
1,200	Gentex Corp.	23
5,000	Johnson Controls, Inc.	156
2,700	Modine Manufacturing Co. *	25
2,700	Spartan Motors, Inc.	15
1,200	Standard Motor Products, Inc.	10
1,100	Stoneridge, Inc. *	9
4,700	Superior Industries International, Inc.	68
900	Tenneco, Inc. *	18
600	TRW Automotive Holdings Corp. *	16
933	WABCO Holdings, Inc. *	25
1,200	Wonder Auto Technology, Inc. *	12

		489

	Automobile Manufacturers (0.0%)
22,700	Ford Motor Co. *	266
1,800	Winnebago Industries, Inc. *	21

		287

	Automotive Retail (0.3%)
124,668	Advance Auto Parts, Inc.	5,086
320	Americas Car Mart, Inc. *	8
4,400	Asbury Automotive Group, Inc. *	51
900	AutoNation, Inc. *	16
100	AutoZone, Inc. *	17
1,400	CarMax, Inc. *	28
8,900	Group 1 Automotive, Inc. *	247
1,400	Midas, Inc. *	13
400	Monro Muffler Brake, Inc.	14
800	O'Reilly Automotive, Inc. *	31
600	Penske Automotive Group, Inc. *	9
1,600	Pep Boys - Manny, Moe & Jack	15

Number of Shares	Security	Market Value (000)

920	Sonic Automotive, Inc. "A" *	$10

5,545

Broadcasting (0.0%)
2,900	Belo Corp. "A"	19
4,400	CBS Corp. "B"	57
340	Liberty Media-Starz "A" *	17
2,500	Sinclair Broadcast Group, Inc. "A" *	13

106

Cable & Satellite (0.2%)
1,600	Cablevision Systems Corp. "A"	38
69,600	Comcast Corp. "A"	1,144
28,900	DIRECTV "A" *	978
10,660	DISH Network Corp. "A"	213
1,400	Knology, Inc. *	16
52,600	Liberty Global, Inc. "A" *	1,414
1,800	Mediacom Communications Corp. "A" *	8
2,600	Outdoor Channel Holdings, Inc. *	15
700	RCN Corp. *	8
700	Scripps Networks Interactive "A"	28
2,500	Time Warner Cable, Inc.	117
8,800	Virgin Media, Inc.	143

4,122

Casinos & Gaming (0.0%)
800	Ameristar Casinos, Inc.	12
800	Bally Technologies, Inc. *	33
1,800	Churchill Downs, Inc.	64
2,100	International Game Technology	37
2,100	Las Vegas Sands Corp. *	35
1,300	MGM Mirage *	14
2,100	Multimedia Games, Inc. *	10
300	Penn National Gaming, Inc. *	7
1,000	Pinnacle Entertainment, Inc. *	7
1,720	Shuffle Master, Inc. *	14
600	WMS Industries, Inc. *	23
400	Wynn Resorts Ltd.	25

281

Catalog Retail (0.0%)
2,600	HSN, Inc. *	56
5,200	Liberty Media Corp. Interactive "A" *	66
600	School Specialty, Inc. *	13

135

Computer & Electronics Retail (0.1%)
57,700	Best Buy Co., Inc.	2,106
1,500	GameStop Corp. "A" *	26
1,100	RadioShack Corp.	22
16,500	Rent-A-Center, Inc. *	367
900	Rex Stores Corp. *	16

2,537

Consumer Electronics (0.0%)
3,400	Garmin Ltd. (b)	109
500	Harman International Industries, Inc. *	21
700	Universal Electronics, Inc. *	16

146

Department Stores (0.1%)
900	Dillard's, Inc. "A"	15
2,000	J.C. Penney Co., Inc.	55
26,300	Kohl's Corp. *	1,415
3,000	Macy's, Inc.	57
Number of Shares	Security	Market Value (000)

1,300	Nordstrom, Inc.	$48
840	Retail Ventures, Inc. *	8
2,000	Saks, Inc. *	14
300	Sears Holdings Corp. *	29

1,641

Distributors (0.0%)
320	Core-Mark Holding Co., Inc. *	10
1,000	Genuine Parts Co.	41
800	LKQ Corp. *	15

66

Education Services (0.2%)
300	American Public Education, Inc. *	13
1,100	Apollo Group, Inc. "A" *	66
440	Bridgepoint Education, Inc. *	7
300	Capella Education Co. *	25
900	Career Education Corp. *	25
98,300	Corinthian Colleges, Inc. *	1,594
32,200	DeVry, Inc.	2,033
600	Education Management Corp. *	12
1,000	Grand Canyon Education, Inc. *	22
2,400	ITT Educational Services, Inc. *	262
400	K12, Inc. *	8
100	Strayer Education, Inc.	23
640	Universal Technical Institute, Inc. *	16

4,106

Footwear (0.2%)
1,360	Brown Shoe Co., Inc.	19
2,200	Crocs, Inc. *	15
200	Deckers Outdoor Corp. *	24
1,300	Iconix Brand Group, Inc. *	17
56,183	NIKE, Inc. "B"	3,798
700	Skechers U.S.A., Inc. "A" *	21
2,100	Steven Madden Ltd. *	88
6,200	Timberland Co. "A" *	115
1,000	Wolverine World Wide, Inc.	28

4,125

General Merchandise Stores (0.5%)
5,504	99 Cents Only Stores *	91
24,859	Big Lots, Inc. *	833
900	Dollar General Corp. *	22
46,306	Dollar Tree, Inc. *	2,581
58,529	Family Dollar Stores, Inc.	1,931
6,300	Fred's, Inc. "A"	65
62,100	Target Corp.	3,199
2,300	Tuesday Morning Corp. *	13

8,735

Home Furnishings (0.0%)
500	Ethan Allen Interiors, Inc.	8
2,700	Furniture Brands International, Inc. *	15
20,800	La-Z-Boy, Inc. *	262
2,349	Leggett & Platt, Inc.	44
400	Mohawk Industries, Inc. *	21
3,700	Sealy Corp. *	13
1,300	Tempur-Pedic International, Inc. *	37

400

Home Improvement Retail (0.1%)
33,819	Home Depot, Inc.	1,055
10,900	Lowe's Companies, Inc.	259
440	Lumber Liquidators Holdings, Inc. *	10
Number of Shares	Security	Market Value (000)

700	Sherwin-Williams Co.	$44

1,368

Homebuilding (0.0%)
3,100	Beazer Homes USA, Inc. *	13
240	Cavco Industries, Inc. *	8
1,900	D.R. Horton, Inc.	23
1,720	Hovnanian Enterprises, Inc. "A" *	7
1,000	Lennar Corp. "A"	16
600	M/I Homes, Inc. *	8
400	Meritage Homes Corp. *	9
2,400	Pulte Homes, Inc. *	26
700	Ryland Group, Inc.	16
500	Skyline Corp.	9
3,360	Standard Pacific Corp. *	14
700	Toll Brothers, Inc. *	13

162

Homefurnishing Retail (0.0%)
600	Aaron's, Inc.	18
1,900	Bed Bath & Beyond, Inc. *	79
755	Haverty Furniture Companies, Inc.	10
2,960	Pier 1 Imports, Inc. *	18
1,100	Williams-Sonoma, Inc.	24

149

Hotels, Resorts, & Cruise Lines (0.0%)
660	Ambassadors Group, Inc.	7
3,100	Carnival Corp.	112
700	Gaylord Entertainment Co. *	16
1,200	Hyatt Hotels Corp. "A" *	40
2,400	Interval Leisure Group, Inc. *	35
1,100	Marcus Corp.	13
4,000	Royal Caribbean Cruises Ltd. *	113
1,300	Starwood Hotels & Resorts Worldwide, Inc.	50
1,400	Wyndham Worldwide Corp.	32

418

Household Appliances (0.0%)
300	Black & Decker Corp.	22
920	Helen of Troy Ltd. *	22
933	iRobot Corp. *	15
300	Snap-On, Inc.	13
500	Stanley Works, Inc.	29
672	Whirlpool Corp.	56

157

Housewares & Specialties (0.0%)
11,000	American Greetings Corp. "A"	210
1,000	Fortune Brands, Inc.	44
835	Jarden Corp.	27
100	National Presto Industries, Inc.	12
2,200	Newell Rubbermaid, Inc.	30
1,000	Tupperware Brands Corp.	47

370

Internet Retail (0.0%)
2,400	Amazon.com, Inc. *	284
200	Blue Nile, Inc. *	10
2,960	drugstore.com, Inc. *	10
1,400	Expedia, Inc.	31
400	GSI Commerce, Inc. *	10
500	Netflix, Inc. *	33
600	NutriSystem, Inc.	12
1,200	Orbitz Worldwide, Inc. *	7
Number of Shares	Security	Market Value (000)

1,240	Overstock.com, Inc. *	$15
760	PetMed Express, Inc.	15
400	Priceline.com, Inc. *	91
680	Shutterfly, Inc. *	13

531

Leisure Facilities (0.0%)
600	Life Time Fitness, Inc. *	15
500	Vail Resorts, Inc. *	18

33

Leisure Products (0.0%)
1,300	Brunswick Corp.	15
1,200	Callaway Golf Co.	10
900	Hasbro, Inc.	32
10,200	Mattel, Inc.	224
600	Polaris Industries, Inc.	27
900	Pool Corp.	18
680	Rc2 Corp. *	10
1,960	Smith & Wesson Holding Corp. *	8
640	Sturm Ruger & Co., Inc.	8

352

Motorcycle Manufacturers (0.0%)
1,600	Harley-Davidson, Inc.	39

Movies & Entertainment (0.4%)
14,436	AOL, Inc. *	358
800	Ascent Media Corp. *	21
700	Cinemark Holdings, Inc.	11
1,900	CKX, Inc. *	8
700	DreamWorks Animation SKG, Inc. "A" *	30
400	Liberty Media Corp. - Capital "A" *	13
10,897	Live Nation, Inc. *	141
1,700	LodgeNet Interactive Corp. *	11
450	Madison Square Garden, Inc. "A" *	9
119,400	News Corp. "A"	1,596
45,000	News Corp. "B" (b)	709
66,858	Time Warner, Inc.	1,942
10,700	Viacom, Inc. "A" *(b)	338
25,300	Viacom, Inc. "B" *	750
13,971	Walt Disney Co.	436
5,800	World Wrestling Entertainment, Inc. "A"	99

6,472

Photographic Products (0.0%)
3,300	Eastman Kodak Co. *	20

Publishing (0.1%)
1,800	Gannett Co., Inc.	27
500	Interactive Data Corp.	15
1,554	John Wiley & Sons, Inc. "A"	65
3,200	Journal Communications, Inc. "A" *	12
2,100	Martha Stewart Living Omnimedia, Inc. "A" *	11
2,756	McGraw-Hill Companies, Inc.	94
500	Meredith Corp.	15
7,900	Morningstar, Inc. *	349
400	Scholastic Corp.	12
1,500	Valassis Communications, Inc. *	39
100	Washington Post Co. "B"	42

681

Restaurants (0.4%)
880	AFC Enterprises, Inc. *	7
640	BJ's Restaurants, Inc. *	14
15,300	Bob Evans Farms, Inc.	436
Number of Shares	Security	Market Value (000)

500	Brinker International, Inc.	$9
595	Buffalo Wild Wings, Inc. *	26
400	Burger King Holdings, Inc.	7
600	California Pizza Kitchen, Inc. *	9
300	CEC Entertainment, Inc. *	11
1,200	Cheesecake Factory, Inc. *	28
400	Chipotle Mexican Grill, Inc. "A" *	42
900	CKE Restaurants, Inc.	10
400	Cracker Barrel Old Country Store, Inc.	18
2,319	Darden Restaurants, Inc.	94
4,600	DineEquity, Inc. *	135
700	Dominos Pizza, Inc. *	9
1,000	Jack in the Box, Inc. *	21
1,920	Krispy Kreme Doughnuts, Inc. *	7
500	Landry's Restaurants, Inc. *	10
25,997	McDonald's Corp. (a)	1,660
1,300	O'Charley's, Inc. *	11
3,700	P.F. Chang's China Bistro, Inc. *	157
374	Panera Bread Co. "A" *	27
500	Papa John's International, Inc. *	12
400	Peet's Coffee & Tea, Inc. *	15
480	Red Robin Gourmet Burgers, Inc. *	10
2,120	Ruby Tuesday, Inc. *	17
1,100	Sonic Corp. *	9
66,800	Starbucks Corp.	1,530
900	Texas Roadhouse, Inc. "A" *	12
9,800	Wendy's/Arby's Group, Inc. "A"	48
94,600	Yum! Brands, Inc.	3,190

7,591

Specialized Consumer Services (0.1%)
600	Brinks Home Security Holdings, Inc. *	25
500	Coinstar, Inc. *	15
75,100	H&R Block, Inc.	1,298
8,000	Hillenbrand, Inc.	160
2,300	Jackson Hewitt Tax Service, Inc. *	6
500	Matthews International Corp. "A"	17
240	Pre-Paid Legal Services, Inc. *	10
1,200	Regis Corp.	20
900	Service Corp. International	7
1,000	Sotheby's Holdings, Inc. "A"	24
440	Steiner Leisure Ltd. *	19
2,720	Stewart Enterprises, Inc. "A"	13

1,614

Specialty Stores (0.0%)
680	Big 5 Sporting Goods Corp.	10
600	Cabela's, Inc. *	9
500	Dick's Sporting Goods, Inc. *	12
400	Hibbett Sports, Inc. *	9
600	Jo-Ann Stores, Inc. *	23
1,900	Office Depot, Inc. *	14
1,100	OfficeMax, Inc. *	18
1,100	PetSmart, Inc.	30
1,900	Sally Beauty Holdings, Inc. *	16
5,200	Staples, Inc.	134
800	Tiffany & Co.	35
650	Tractor Supply Co. *	36
400	Ulta Salon, Cosmetics & Fragrance, Inc. *	7
1,100	West Marine, Inc. *	10

363

Textiles (0.0%)
3,600	Unifi, Inc. *	14

Number of Shares	Security	Market Value (000)

Tires & Rubber (0.0%)
9,800	Cooper Tire & Rubber Co.	$172
1,900	Goodyear Tire & Rubber Co. *	25

197

Total Consumer Discretionary	66,063

Consumer Staples (3.6%)
Agricultural Products (0.0%)
2,200	AgFeed Industries, Inc. *	10
4,541	Archer-Daniels-Midland Co.	133
4,100	Bunge Ltd.	244
400	Corn Products International, Inc.	13
2,000	Darling International, Inc. *	16
1,320	Fresh Del Monte Produce, Inc. *	26

442

Brewers (0.0%)
1,000	Molson Coors Brewing Co. "B"	40

Distillers & Vintners (0.0%)
4,300	Brown-Forman Corp. "B"	225
400	Central European Distribution Corp. *	13
1,300	Constellation Brands, Inc. "A" *	20

258

Drug Retail (0.2%)
40,850	CVS Caremark Corp.	1,379
11,500	Rite Aid Corp. *	17
63,417	Walgreen Co.	2,235

3,631

Food Distributors (0.0%)
622	Andersons, Inc.	20
647	Nash Finch Co.	23
4,100	Sysco Corp.	119
1,400	United Natural Foods, Inc. *	41

203

Food Retail (0.1%)
200	Arden Group, Inc. "A"	20
1,900	Casey's General Stores, Inc.	58
600	Great Atlantic & Pacific Tea Company, Inc. *	4
700	Ingles Markets, Inc. "A"	10
4,700	Kroger Co.	104
2,000	Pantry, Inc. *	26
800	Ruddick Corp.	24
3,247	Safeway, Inc.	81
2,100	SUPERVALU, Inc.	32
2,000	Susser Holdings Corp. *	17
500	Village Super Market, Inc. "A"	12
2,490	Weis Markets, Inc.	87
1,300	Whole Foods Market, Inc. *	46
26,500	Winn Dixie Stores, Inc. *	290

811

Household Products (0.5%)
2,040	Central Garden & Pet Co. "A" *	19
400	Church & Dwight Co., Inc.	27
10,700	Clorox Co.	656
3,700	Colgate-Palmolive Co.	307
400	Energizer Holdings, Inc. *	23
80,781	Kimberly-Clark Corp.	4,907
66,114	Procter & Gamble Co.	4,184
Number of Shares	Security	Market Value (000)

600	WD-40 Co.	$19

10,142

Hypermarkets & Super Centers (0.2%)
300	BJ's Wholesale Club, Inc. *	11
3,200	Costco Wholesale Corp.	195
78,070	Wal-Mart Stores, Inc. (a)	4,221

4,427

Packaged Foods & Meat (0.9%)
600	American Dairy, Inc. *	13
400	American Italian Pasta Co. *	15
920	B&G Foods, Inc. "A"	9
900	Calavo Growers, Inc.	16
1,400	Campbell Soup Co.	47
1,000	Chiquita Brands International, Inc. *	15
3,000	ConAgra Foods, Inc.	73
55,975	Dean Foods Co. *	817
62,488	Del Monte Foods Co.	732
520	Diamond Foods, Inc.	18
1,160	Dole Food Co., Inc. *	14
600	Farmer Brothers Co.	11
400	Flowers Foods, Inc.	10
45,000	General Mills, Inc.	3,240
400	Green Mountain Coffee Roasters, Inc. *	34
106,150	H.J. Heinz Co.	4,872
600	Hain Celestial Group, Inc. *	9
114,387	Hershey Co.	4,548
1,400	Hormel Foods Corp.	58
1,000	Imperial Sugar Co.	15
3,200	J & J Snack Foods Corp.	137
800	J.M. Smucker Co.	48
21,900	Kellogg Co.	1,142
56,531	Kraft Foods, Inc. "A"	1,607
5,200	Lancaster Colony Corp.	299
1,600	Lance, Inc.	35
900	McCormick & Co., Inc.	33
300	Ralcorp Holdings, Inc. *	20
400	Sanderson Farms, Inc.	20
5,200	Sara Lee Corp.	70
2,120	Smart Balance, Inc. *	11
1,300	Smithfield Foods, Inc. *	22
800	Tootsie Roll Industries, Inc.	22
600	TreeHouse Foods, Inc. *	26
2,900	Tyson Foods, Inc. "A"	49
720	Zhongpin, Inc. *	9

18,116

Personal Products (0.6%)
1,000	Alberto-Culver Co.	28
2,120	American Oriental Bioengineering, Inc. *	9
3,000	Avon Products, Inc.	91
1,300	Bare Escentuals, Inc. *	24
300	Chattem, Inc. *	28
800	China Sky One Medical, Inc. *	12
839	Elizabeth Arden, Inc. *	15
146,500	Estee Lauder Companies, Inc. "A"	8,809
30,937	Herbalife Ltd.	1,239
6,200	Mead Johnson Nutrition Co.	293
300	NBTY, Inc. *	14
1,000	Nu Skin Enterprises, Inc. "A"	27
1,120	Prestige Brands Holdings, Inc. *	9
1,500	Revlon, Inc. "A" *	22

10,620

Number of Shares	Security	Market Value (000)

Soft Drinks (0.3%)
120	Coca-Cola Bottling Co. Consolidated	$7
16,700	Coca-Cola Co.	880
98,828	Coca-Cola Enterprises, Inc.	2,525
2,100	Dr. Pepper Snapple Group, Inc.	67
700	Hansen Natural Corp. *	29
1,100	Pepsi Bottling Group, Inc.	42
500	PepsiAmericas, Inc.	15
29,700	PepsiCo, Inc.	1,855

5,420

Tobacco (0.8%)
4,900	Alliance One International, Inc. *	25
160,358	Altria Group, Inc. (a)	3,227
32,960	Lorillard, Inc. (a)	2,407
209,500	Philip Morris International, Inc.	10,261
1,300	Reynolds American, Inc.	69
500	Universal Corp.	27
500	Vector Group Ltd.	7

16,023

Total Consumer Staples	70,133

Energy (2.6%)
Coal & Consumable Fuels (0.0%)
990	Alpha Natural Resources, Inc. *	46
1,100	Arch Coal, Inc.	25
1,600	CONSOL Energy, Inc.	81
3,000	International Coal Group, Inc. *	13
1,400	James River Coal Co. *	22
700	Massey Energy Co.	30
1,200	Patriot Coal Corp. *	20
1,900	Peabody Energy Corp.	87
3,480	USEC, Inc. *	15

339

Integrated Oil & Gas (1.6%)
124,617	Chevron Corp. (a)	9,010
87,660	ConocoPhillips	4,208
150,500	Exxon Mobil Corp. (a)	9,782
2,100	Hess Corp.	123
74,960	Marathon Oil Corp. (a)	2,170
1,345	Murphy Oil Corp.	70
67,200	Occidental Petroleum Corp.	5,366

30,729

Oil & Gas Drilling (0.4%)
300	Atwood Oceanics, Inc. *	10
1,900	Bronco Drilling Co., Inc. *	9
21,800	Diamond Offshore Drilling, Inc. (b)	1,903
600	Helmerich & Payne, Inc.	24
3,600	Hercules Offshore, Inc. *	13
29,000	Nabors Industries Ltd. *	639
72,029	Noble Corp. *(a)	3,044
3,080	Parker Drilling Co. *	16
900	Patterson-UTI Energy, Inc.	14
2,928	Pioneer Drilling Co. *	21
1,200	Pride International, Inc. *	34
900	Rowan Companies, Inc. *	23
18,250	Transocean Ltd. *	1,457
200	Unit Corp. *	9

7,216

Number of Shares	Security	Market Value (000)

Oil & Gas Equipment & Services (0.3%)
1,920	Allis-Chalmers Energy, Inc. *	$7
1,000	Baker Hughes, Inc.	48
900	BJ Services Co.	20
600	Bristow Group, Inc. *	22
1,700	Cameron International Corp. *	70
400	CARBO Ceramics, Inc.	24
1,100	Complete Production Services, Inc. *	15
240	Dawson Geophysical Co. *	7
31,442	Dresser-Rand Group, Inc. *(a)	972
600	Dril-Quip, Inc. *	33
2,900	FMC Technologies, Inc. *	163
5,122	Global Industries Ltd. *	35
440	Gulf Island Fabrication, Inc.	9
400	Gulfmark Offshore, Inc. *	10
6,400	Halliburton Co.	193
400	Hornbeck Offshore Services, Inc. *	7
200	IHS, Inc. "A" *	10
3,280	ION Geophysical Corp. *	15
4,000	Key Energy Services, Inc. *	40
300	Lufkin Industries, Inc.	22
840	Matrix Service Co. *	9
77,335	National-Oilwell Varco, Inc.	3,362
520	Natural Gas Services Group, Inc. *	8
2,920	Newpark Resources, Inc. *	15
500	Oceaneering International, Inc. *	30
300	Oil States International, Inc. *	13
160	OYO Geospace Corp. *	7
418	PHI, Inc. *	8
600	RPC, Inc.	7
8,500	Schlumberger Ltd.	519
205	Seacor Holdings, Inc. *	16
1,700	Smith International, Inc.	70
500	Superior Energy Services, Inc. *	10
480	Superior Well Services, Inc. *	9
1,500	TETRA Technologies, Inc. *	15
500	Tidewater, Inc.	22
900	Willbros Group, Inc. *	14

5,856

Oil & Gas Exploration & Production (0.2%)
3,600	Anadarko Petroleum Corp.	252
2,700	Apache Corp.	280
320	Apco Oil and Gas International, Inc.	7
700	Arena Resources, Inc. *	29
1,200	Atlas Energy, Inc. *	39
800	ATP Oil & Gas Corp. *	14
700	Berry Petroleum Co. "A"	19
700	Bill Barrett Corp. *	24
3,160	BPZ Resources, Inc. *	25
1,500	Brigham Exploration Co. *	25
700	Cabot Oil & Gas Corp.	28
500	Carrizo Oil & Gas, Inc. *	12
4,500	Chesapeake Energy Corp.	120
500	Cimarex Energy Co.	30
900	Clayton Williams Energy, Inc. *	34
400	Comstock Resources, Inc. *	14
500	Concho Resources, Inc. *	23
800	Contango Oil & Gas Co. *	41
1,800	Denbury Resources, Inc. *	25
3,200	Devon Energy Corp.	220
300	Encore Acquisition Co. *	15
1,800	EOG Resources, Inc.	169
900	EXCO Resources, Inc.	17
Number of Shares	Security	Market Value (000)

800	Forest Oil Corp. *	$22
2,000	GMX Resources, Inc. *	18
500	Goodrich Petroleum Corp. *	10
10,700	Gran Tierra Energy, Inc. *	59
880	Gulfport Energy Corp. *	8
2,700	Harvest Natural Resources, Inc. *	14
600	Mariner Energy, Inc. *	9
1,100	McMoRan Exploration Co. *	19
1,100	Newfield Exploration Co. *	56
1,200	Noble Energy, Inc.	87
1,240	Northern Oil and Gas, Inc. *	15
4,800	Oilsands Quest, Inc. *	3
360	Panhandle Oil & Gas, Inc. "A"	10
700	Penn Virginia Corp.	18
2,100	Petrohawk Energy Corp. *	45
500	Petroleum Development Corp. *	12
2,600	PetroQuest Energy, Inc. *	14
1,000	Pioneer Natural Resources Co.	47
1,000	Plains Exploration & Production Co. *	33
800	Quicksilver Resources, Inc. *	12
1,300	Range Resources Corp.	66
1,400	Rex Energy Corp. *	19
900	Rosetta Resources, Inc. *	17
1,000	SandRidge Energy, Inc. *	8
2,500	Southwestern Energy Co. *	106
300	St. Mary Land & Exploration Co.	10
800	Stone Energy Corp. *	14
700	Swift Energy Co. *	21
1,800	Toreador Resources Corp. *	16
1,920	VAALCO Energy, Inc.	8
900	W&T Offshore, Inc.	8
300	Whiting Petroleum Corp. *	22
24,800	XTO Energy, Inc.	1,133

3,421

Oil & Gas Refining & Marketing (0.0%)
1,100	Clean Energy Fuels Corp. *	20
800	Sunoco, Inc.	21
900	Tesoro Corp.	11
3,900	Valero Energy Corp.	68
3,200	Western Refining, Inc. *	14
1,200	World Fuel Services Corp.	32

166

Oil & Gas Storage & Transportation (0.1%)
28,645	Crosstex Energy, Inc. *	221
4,700	El Paso Corp.	49
1,086	Golar LNG Ltd. *	12
560	Knightsbridge Tankers Ltd.	9
300	Overseas Shipholding Group, Inc.	13
700	Southern Union Co.	17
4,600	Spectra Energy Corp.	100
1,100	Teekay Corp.	28
93,481	Williams Companies, Inc.	2,014

2,463

Total Energy	50,190

Financials (3.0%)
Asset Management & Custody Banks (0.2%)
200	Affiliated Managers Group, Inc. *	14
5,800	Allied Capital Corp. *	24
9,054	American Capital Ltd. *	39
1,800	Ameriprise Financial, Inc.	72
Number of Shares	Security	Market Value (000)

13,693	Apollo Investment Corp.	$160
8,268	Ares Capital Corp.	108
8,700	Bank of New York Mellon Corp.	248
600	BlackRock, Inc. "A"	131
37,300	Blackstone Group LP	521
640	Calamos Asset Management, Inc. "A"	9
120	Capital Southwest Corp.	10
200	Diamond Hill Investment Group, Inc.	13
800	Eaton Vance Corp.	24
1,100	Epoch Holding Corp.	11
42,900	Federated Investors, Inc. "B"	1,073
7,600	Franklin Resources, Inc.	773
200	GAMCO Investors, Inc. "A"	9
680	Gladstone Capital Corp.	7
5,000	GLG Partners, Inc. *	14
1,251	Hercules Technology Growth Capital, Inc.	12
1,100	Janus Capital Group, Inc.	14
900	Legg Mason, Inc.	23
2,160	MCG Capital Corp. *	11
680	MVC Capital, Inc.	9
1,723	NGP Capital Resources Co.	14
1,700	Northern Trust Corp.	91
772	PennantPark Investment Corp.	8
1,700	Penson Worldwide, Inc. *	16
1,720	Prospect Capital Corp.	20
640	Safeguard Scientifics, Inc. *	8
800	SEI Investments Co.	14
3,660	State Street Corp.	164
1,800	T. Rowe Price Group, Inc.	91
1,000	U.S. Global Investors, Inc. "A"	10
475	Virtus Investments Partners, Inc. *	10
800	Waddell & Reed Financial, Inc. "A"	26
240	Westwood Holdings Group, Inc.	9

3,810

Consumer Finance (0.2%)
1,560	Advance America, Cash Advance Centers, Inc.	10
31,787	American Express Co.	1,214
900	AmeriCredit Corp. *	20
21,200	Capital One Financial Corp.	800
1,080	Cardtronics, Inc. *	11
500	Cash America International, Inc.	19
200	Credit Acceptance Corp. *	8
71,215	Discover Financial Services	972
760	Dollar Financial Corp. *	17
800	EZCORP, Inc. "A" *	16
1,000	First Cash Financial Services, Inc. *	21
600	Nelnet, Inc. "A"	9
3,400	SLM Corp. *	38
520	World Acceptance Corp. *	22

3,177

Diversified Banks (0.5%)
1,000	Comerica, Inc.	36
43,000	U.S. Bancorp	1,058
319,694	Wells Fargo & Co.	8,741

9,835

Insurance Brokers (0.0%)
3,800	Aon Corp.	155
913	Arthur J. Gallagher & Co.	22
700	Brown & Brown, Inc.	12
800	eHealth, Inc. *	13
3,700	Marsh & McLennan Companies, Inc.	86
Number of Shares	Security	Market Value (000)

1,240	National Financial Partners Corp. *	$14

302

Investment Banking & Brokerage (0.6%)
1,520	BGC Partners, Inc. "A"	8
2,080	Broadpoint Gleacher Security Group, Inc. *	8
6,900	Charles Schwab Corp.	126
520	Duff & Phelps Corp. "A"	9
344	Evercore Partners, Inc. "A"	10
2,040	GFI Group, Inc.	11
52,528	Goldman Sachs Group, Inc.	8,213
1,700	Greenhill & Co., Inc.	121
1,019	International Assets Holding Corp. *	16
800	Investment Technology Group, Inc. *	14
700	Jefferies Group, Inc.	17
3,535	KBW, Inc. *	84
1,900	Knight Capital Group, Inc. "A" *	31
1,880	LaBranche & Co., Inc. *	9
2,960	MF Global Holdings Ltd. *	20
32,985	Morgan Stanley	930
600	optionsXpress Holdings, Inc.	9
1,400	Piper Jaffray Co., Inc. *	61
800	Raymond James Financial, Inc.	21
600	Stifel Financial Corp. *	33
800	SWS Group, Inc.	10
57,401	TD Ameritrade Holding Corp. *	1,004
1,080	TradeStation Group, Inc. *	7

10,772

Life & Health Insurance (0.4%)
52,058	AFLAC, Inc.	2,574
1,900	American Equity Investment Life Insurance Co.	17
2,344	Citizens, Inc. *	15
13,200	Conseco, Inc. *	66
800	Delphi Financial Group, Inc. "A"	17
2,100	Lincoln National Corp.	53
60,529	MetLife, Inc.	2,202
200	National Western Life Insurance Co. "A"	33
3,760	Phoenix Companies, Inc. *	9
1,214	Presidential Life Corp.	12
2,200	Principal Financial Group, Inc.	51
800	Protective Life Corp.	15
36,290	Prudential Financial, Inc.	1,902
505	StanCorp Financial Group, Inc.	22
500	Torchmark Corp.	23
32,084	Unum Group	668

7,679

Multi-Line Insurance (0.1%)
500	American Financial Group, Inc.	13
995	American International Group, Inc. *	24
1,900	American National Insurance Co.	206
17,100	Assurant, Inc.	522
53,000	Genworth Financial, Inc. "A" *	845
2,700	Hartford Financial Services Group, Inc.	66
1,100	HCC Insurance Holdings, Inc.	31
1,320	Horace Mann Educators Corp.	18
2,410	Loews Corp.	88
600	Unitrin, Inc.	14
2,400	XL Capital Ltd. "A"	44

1,871

Multi-Sector Holdings (0.0%)
3,000	Compass Diversified Holdings	40
1,200	Leucadia National Corp. *	29
Number of Shares	Security	Market Value (000)

2,200	PICO Holdings, Inc. *	$75

144

Other Diversified Financial Services (0.3%)
102,896	Bank of America Corp.	1,714
656,773	Citigroup, Inc. *	2,233
41,926	JPMorgan Chase & Co.	1,760

5,707

Property & Casualty Insurance (0.5%)
1,400	Allied World Assurance Co. Holdings Ltd.	65
52,200	Allstate Corp.	1,631
10,000	Ambac Financial Group, Inc. *	7
292	American Physicians Capital, Inc.	8
520	American Safety Insurance Holdings Ltd. *	7
600	Amerisafe, Inc. *	10
4,900	Assured Guaranty Ltd.	103
618	Baldwin & Lyons, Inc. "B"	15
48,100	Chubb Corp.	2,427
1,200	Cincinnati Financial Corp.	32
500	CNA Financial Corp. *	12
700	CNA Surety Corp. *	11
900	Donegal Group, Inc. "A"	13
4,282	Employers Holdings, Inc.	56
2,800	Erie Indemnity Co. "A"	111
1,400	Fidelity National Financial, Inc. "A"	20
1,493	First American Corp.	48
1,100	First Mercury Financial Corp.	16
280	FPIC Insurance Group, Inc. *	10
5,500	Hanover Insurance Group, Inc.	232
1,900	Harleysville Group, Inc.	64
600	Infinity Property & Casualty Corp.	25
4,000	MBIA, Inc. *	19
1,876	Meadowbrook Insurance Group, Inc.	13
1,200	Navigators Group, Inc. *	46
700	NYMAGIC, Inc.	11
1,200	Old Republic International Corp.	14
2,600	PMA Capital Corp. "A" *	15
700	ProAssurance Corp. *	37
5,000	Progressive Corp.	86
500	RLI Corp.	27
701	Safety Insurance Group, Inc.	26
720	SeaBright Insurance Holdings, Inc. *	8
7,850	Selective Insurance Group, Inc.	127
2,157	State Auto Financial Corp.	40
560	Stewart Information Services Corp.	8
654	Tower Group, Inc.	15
75,000	Travelers Companies, Inc.	3,944
1,000	United Fire & Casualty Co.	17
1,200	W.R. Berkley Corp.	31
200	White Mountains Insurance Group Ltd.	69
800	Zenith National Insurance Corp.	31

9,507

Regional Banks (0.2%)
1,200	1st Source Corp.	18
500	Ames National Corp.	9
288	Arrow Financial Corp.	7
600	Associated Banc Corp.	8
900	BancFirst Corp.	36
9,629	BancorpSouth, Inc.	187
500	Bank of Hawaii Corp.	21
4,500	Bank of the Ozarks, Inc.	138
4,900	BB&T Corp.	140
400	BOK Financial Corp.	18
Number of Shares	Security	Market Value (000)

2,200	Boston Private Financial Holdings, Inc.	$15
240	Camden National Corp.	7
969	Capital City Bank Group, Inc.	13
3,200	CapitalSource, Inc.	18
960	Cardinal Financial Corp.	9
995	Cathay General Bancorp	10
1,475	CenterState Banks of Florida, Inc.	16
1,800	Chemical Financial Corp.	37
2,000	City Holding Co.	64
200	City National Corp.	10
2,400	Cobiz Financial, Inc.	14
880	Columbia Banking System, Inc.	18
300	Commerce Bancshares, Inc.	12
2,000	Community Bank System, Inc.	45
700	Community Trust Bancorp, Inc.	18
2,205	Cullen/Frost Bankers, Inc.	119
1,600	CVB Financial Corp.	15
1,235	East West Bancorp, Inc.	22
17,500	F.N.B. Corp.	133
5,900	Fifth Third Bancorp	72
5,400	First BanCorp	11
1,144	First Bancorp	16
700	First Bancorp, Inc.	10
3,200	First Busey Corp.	12
1,056	First Citizens BancShares, Inc. "A"	193
4,735	First Commonwealth Financial Corp.	27
1,145	First Community Bancshares, Inc.	13
4,200	First Financial Bancorp	78
1,450	First Financial Bankshares, Inc.	76
1,500	First Financial Corp.	39
1,420	First Horizon National Corp. *	18
2,815	First Midwest Bancorp, Inc.	38
1,520	Firstmerit Corp.	32
14,700	Fulton Financial Corp.	141
1,200	Glacier Bancorp, Inc.	17
700	Great Southern Bancorp, Inc.	16
2,900	Hancock Holding Co.	117
1,485	Harleysville National Corp.	10
1,027	Heartland Financial USA, Inc.	15
1,996	Home BancShares, Inc.	48
22,000	Huntington Bancshares, Inc.	106
400	IBERIABANK Corp.	23
680	Independent Bank Corp.	17
1,900	International Bancshares Corp.	40
700	Investors Bancorp, Inc. *	9
6,300	KeyCorp	45
1,000	Lakeland Bancorp, Inc.	8
440	Lakeland Financial Corp.	8
600	M&T Bank Corp.	46
1,500	MainSource Financial Group, Inc.	10
3,800	Marshall & Ilsley Corp.	27
3,000	MB Financial, Inc.	61
700	Metro Bancorp, Inc. *	9
1,040	Nara Bancorp, Inc. *	9
5,200	National Penn Bancshares, Inc.	36
4,800	NBT Bancorp, Inc.	102
1,100	Northfield Bancorp, Inc.	15
1,800	Old National Bancorp	20
1,400	Pacific Continental Corp.	14
500	Pacwest Bancorp	10
691	Park National Corp.	37
1,100	Pinnacle Financial Partners, Inc. *	17
4,600	PNC Financial Services Group, Inc.	247
6,500	PrivateBancorp, Inc.	85
900	Prosperity Bancshares, Inc.	38
Number of Shares	Security	Market Value (000)

7,725	Regions Financial Corp.	$52
720	Renasant Corp.	11
700	Republic Bancorp, Inc. "A"	12
8,400	S&T Bancorp, Inc.	149
400	S.Y. Bancorp, Inc.	9
520	Sandy Spring Bancorp, Inc.	7
440	SCBT Financial Corp.	16
800	Signature Bank *	30
480	Simmons First National Corp. "A"	13
477	Southside Bancshares, Inc.	10
800	StellarOne Corp.	9
2,760	Sterling Bancshares, Inc.	13
320	Suffolk Bancorp	9
3,500	SunTrust Banks, Inc.	83
5,900	Susquehanna Bancshares, Inc.	49
700	SVB Financial Group *	31
7,400	Synovus Financial Corp.	21
600	TCF Financial Corp.	9
1,160	Texas Capital Bancshares, Inc. *	20
660	Tompkins Financial Corp.	24
680	TowneBank	8
480	TriCo Bancshares	9
1,400	Trustmark Corp.	32
5,200	UMB Financial Corp.	199
9,470	Umpqua Holdings Corp.	118
10,800	United Bankshares, Inc.	266
2,547	United Community Banks, Inc. *	11
640	Univest Corp.	11
1,305	Valley National Bancorp	19
955	Washington Trust Bancorp, Inc.	16
1,100	Webster Financial Corp.	18
1,500	WesBanco, Inc.	23
4,900	Westamerica Bancorp	269
1,486	Western Alliance Bancorp. *	9
1,600	Wilshire Bancorp, Inc.	15
800	Wintrust Financial Corp.	27
1,000	Zions Bancorp	19

4,861

Reinsurance (0.0%)
1,400	Arch Capital Group Ltd. *	103
1,600	Maiden Holdings Ltd.	11
1,520	Max Capital Group Ltd.	37
1,680	Platinum Underwriters Holdings Ltd.	63
400	Reinsurance Group of America, Inc. "A"	19
400	Transatlantic Holdings, Inc.	20

253

Specialized Finance (0.0%)
400	CME Group, Inc.	121
440	Encore Capital Group, Inc. *	8
7,400	Interactive Brokers Group, Inc. "A" *	127
500	IntercontinentalExchange, Inc. *	54
500	Life Partners Holdings, Inc.	10
1,000	MarketAxess Holdings, Inc.	15
1,400	Moody's Corp.	37
3,925	MSCI, Inc. "A" *	118
900	NASDAQ OMX Group, Inc. *	17
2,100	Newstar Financial, Inc. *	13
1,800	NYSE Euronext	47
900	PHH Corp. *	17
400	Portfolio Recovery Associates, Inc. *	21

605

Number of Shares	Security	Market Value (000)

Thrifts & Mortgage Finance (0.0%)
1,900	Abington Bancorp, Inc.	$15
1,500	Astoria Financial Corp.	20
2,800	Bank Mutual Corp.	18
680	BankFinancial Corp.	6
1,700	Beneficial Mutual Bancorp, Inc. *	16
440	Berkshire Hills Bancorp, Inc.	8
1,300	Brookline Bancorp, Inc.	13
1,300	Clifton Savings Bancorp, Inc.	12
680	Danvers Bancorp, Inc.	10
1,200	Essa Bancorp, Inc.	14
1,300	First Financial Holdings, Inc.	15
1,100	First Niagara Financial Group, Inc.	15
1,500	Flushing Financial Corp.	19
520	Home Federal Bancorp, Inc.	7
4,600	Hudson City Bancorp, Inc.	62
2,658	Kearny Financial Corp.	27
2,700	MGIC Investment Corp. *	21
500	NASB Financial, Inc.	9
2,600	New York Community Bancorp, Inc.	40
5,200	NewAlliance Bancshares, Inc.	62
3,050	Northwest Bancshares, Inc.	36
1,400	OceanFirst Financial Corp.	14
1,210	Ocwen Financial Corp. *	13
2,400	People's United Financial, Inc.	38
2,400	PMI Group, Inc. *	7
1,100	Provident Financial Services, Inc.	12
1,104	Provident New York Bancorp	10
1,400	Radian Group, Inc.	14
1,200	Rockville Financial, Inc.	13
16,150	TrustCo Bank Corp. NY	98
520	United Financial Bancorp, Inc.	7
1,300	ViewPoint Financial Group	19
500	Washington Federal, Inc.	10
1,900	Westfield Financial, Inc.	16
500	WSFS Financial Corp.	15

731

Total Financials	59,254

Health Care (3.6%)
Biotechnology (0.5%)
600	Acorda Therapeutics, Inc. *	18
440	Affymax, Inc. *	8
500	Alexion Pharmaceuticals, Inc. *	25
5,200	Alkermes, Inc. *	60
1,300	Allos Therapeutics, Inc. *	10
1,909	Alnylam Pharmaceuticals, Inc. *	33
400	AMAG Pharmaceuticals, Inc. *	15
90,911	Amgen, Inc. *(a)	5,146
1,000	Amylin Pharmaceuticals, Inc. *	19
3,000	Arena Pharmaceuticals, Inc. *	9
3,600	ArQule, Inc. *	12
2,100	Biogen Idec, Inc. *	116
600	BioMarin Pharmaceutical, Inc. *	12
11,700	Celera Corp. *	70
3,300	Celgene Corp. *	196
11,900	Cephalon, Inc. *	817
1,100	Cepheid *	17
1,000	Cubist Pharmaceuticals, Inc. *	21
3,800	Cytokinetics, Inc. *	12
2,300	Cytori Therapeutics, Inc. *	16
900	Dendreon Corp. *	28
2,360	Dyax Corp. *	8
Number of Shares	Security	Market Value (000)

1,494	Enzon Pharmaceuticals, Inc. *	$14
5,080	Facet Biotech Corp. *	83
200	Gen-Probe, Inc. *	9
2,100	Genomic Health, Inc. *	38
2,300	Genzyme Corp. *	132
1,500	Geron Corp. *	8
7,400	Gilead Sciences, Inc. *	352
1,300	Halozyme Therapeutics, Inc. *	7
2,400	Human Genome Sciences, Inc. *	68
1,909	Immunogen, Inc. *	13
2,200	Immunomedics, Inc. *(b)	8
54,800	Incyte Corp. *	584
1,100	InterMune, Inc. *	15
1,900	Isis Pharmaceuticals, Inc. *	17
3,720	Ligand Pharmaceuticals, Inc. "B" *	7
1,100	Mannkind Corp. *(b)	11
1,800	Martek Biosciences Corp. *	36
2,200	Maxygen, Inc. *	12
600	Medivation, Inc. *	22
680	Metabolix, Inc. *	7
1,360	Momenta Pharmaceuticals, Inc. *	20
1,400	Myriad Genetics, Inc. *	32
1,760	Nabi Biopharmaceuticals *	9
5,100	Novavax, Inc. *(b)	11
4,100	NPS Pharmaceuticals, Inc. *	14
1,200	Onyx Pharmaceuticals, Inc. *	33
2,300	Orexigen Therapeutics, Inc. *	14
300	OSI Pharmaceuticals, Inc. *	11
2,420	PDL BioPharma, Inc.	17
720	Pharmasset, Inc. *	15
2,400	Protalix BioTherapeutics, Inc. *	16
900	Regeneron Pharmaceuticals, Inc. *	22
1,300	Rigel Pharmaceuticals, Inc. *	10
1,440	Sangamo Biosciences, Inc. *	7
1,100	Savient Pharmaceuticals, Inc. *	15
4,000	Seattle Genetics, Inc. *	41
1,500	Talecris Biotherapeutics Holdings Corp. *	32
900	Theravance, Inc. *	10
400	United Therapeutics Corp. *	23
1,300	Vertex Pharmaceuticals, Inc. *	53
3,500	Vical, Inc. *	11
1,200	ZymoGenetics, Inc. *	6

8,533

Health Care Distributors (0.1%)
49,943	AmerisourceBergen Corp.	1,400
2,600	Cardinal Health, Inc.	88
1,100	Chindex International, Inc. *	12
2,700	Henry Schein, Inc. *	154
2,000	McKesson Corp.	118
360	MWI Veterinary Supply, Inc. *	15
700	Owens & Minor, Inc.	31
600	Patterson Companies, Inc.	18
500	PharMerica Corp. *	9
1,300	PSS World Medical, Inc. *	28

1,873

Health Care Equipment (0.3%)
714	Abaxis, Inc. *	18
1,700	ABIOMED, Inc. *	17
1,280	Accuray, Inc. *	9
2,700	Alphatec Holdings, Inc. *	14
1,500	American Medical Systems Holdings, Inc. *	27
200	Analogic Corp.	8
840	AngioDynamics, Inc. *	14
Number of Shares	Security	Market Value (000)

4,400	Baxter International, Inc.	$250
600	Beckman Coulter, Inc.	39
3,000	Becton, Dickinson and Co.	234
10,989	Boston Scientific Corp. *	85
900	C.R. Bard, Inc.	75
440	Cantel Medical Corp.	9
5,500	CareFusion Corp. *	139
1,000	Conceptus, Inc. *	20
500	CONMED Corp. *	11
2,100	CryoLife, Inc. *	15
920	Cyberonics, Inc. *	16
1,520	DexCom, Inc. *	14
400	Edwards Lifesciences Corp. *	37
4,600	ev3, Inc. *	67
700	Exactech, Inc. *	14
4,200	Greatbatch, Inc. *	82
600	Hill-Rom Holdings, Inc.	16
1,600	Hologic, Inc. *	28
1,100	Hospira, Inc. *	58
390	IDEXX Laboratories, Inc. *	21
920	Insulet Corp. *	13
300	Integra LifeSciences Holdings Corp. *	12
200	Intuitive Surgical, Inc. *	69
1,600	Invacare Corp.	44
1,400	IRIS International, Inc. *	16
700	Kensey Nash Corp. *	15
1,200	Kinetic Concepts, Inc. *	50
1,700	Masimo Corp. *	47
8,300	Medtronic, Inc.	360
480	Micrus Endovascular Corp. *	10
920	Natus Medical, Inc. *	12
600	NuVasive, Inc. *	24
800	NxStage Medical, Inc. *	8
2,400	Orthovita, Inc. *	9
1,400	Palomar Medical Technologies, Inc. *	13
600	ResMed, Inc. *	34
300	Sirona Dental Systems, Inc. *	11
440	Somanetics Corp. *	7
560	SonoSite, Inc. *	17
1,080	Spectranetics Corp. *	7
2,400	St. Jude Medical, Inc. *	92
2,300	Stereotaxis, Inc. *	11
1,900	Steris Corp.	60
58,700	Stryker Corp.	3,117
538	SurModics, Inc. *	10
1,160	Symmetry Medical, Inc. *	10
900	Synovis Life Technologies, Inc. *	13
200	Teleflex, Inc.	12
25,500	Thoratec Corp. *	736
3,700	TomoTherapy, Inc. *	12
1,100	Varian Medical Systems, Inc. *	54
2,600	Volcano Corp. *	53
600	Wright Medical Group, Inc. *	10
1,500	Zimmer Holdings, Inc. *	86
680	ZOLL Medical Corp. *	18

6,409

Health Care Facilities (0.0%)
700	AmSurg Corp. *	15
320	Assisted Living Concepts, Inc. *	9
800	Community Health Systems, Inc. *	28
400	Emeritus Corp. *	7
900	Ensign Group, Inc.	15
800	Hanger Orthopedic Group, Inc. *	15
1,100	Health Management Associates, Inc. "A" *	8
Number of Shares	Security	Market Value (000)

2,880	HealthSouth Corp. *	$50
1,158	Kindred Healthcare, Inc. *	20
600	National Healthcare Corp.	22
900	Psychiatric Solutions, Inc. *	19
1,000	Select Medical Holdings Corp. *	8
1,600	Skilled Healthcare Group, Inc. "A" *	10
800	Sun Healthcare Group, Inc. *	7
3,600	Sunrise Senior Living, Inc. *	14
5,000	Tenet Healthcare Corp. *	26
938	U.S. Physical Therapy, Inc. *	15
600	Universal Health Services, Inc. "B"	19
400	VCA Antech, Inc. *	10

317

Health Care Services (0.2%)
336	Air Methods Corp. *	9
2,000	Alliance Imaging, Inc. *	10
200	Almost Family, Inc. *	7
500	Amedisys, Inc. *	29
1,080	AMN Healthcare Services, Inc. *	10
600	athenahealth, Inc. *	22
400	Bio-Reference Laboratories, Inc. *	16
7,900	Catalyst Health Solutions, Inc. *	298
400	Chemed Corp.	21
244	CorVel Corp. *	8
1,002	Cross Country Healthcare, Inc. *	10
700	DaVita, Inc. *	43
700	Emdeon, Inc. *	11
600	Emergency Medical Services Corp. "A" *	31
2,200	Express Scripts, Inc. *	211
300	Genoptix, Inc. *	10
1,910	Gentiva Health Services, Inc. *	53
500	Healthways, Inc. *	8
3,018	HMS Holdings Corp. *	139
1,200	inVentiv Health, Inc. *	18
520	IPC The Hospitalist Co., Inc. *	17
4,200	Laboratory Corp. of America Holdings *	308
500	Landauer, Inc.	30
11,000	LHC Group, Inc. *	331
685	Lincare Holdings, Inc. *	27
33,100	Medco Health Solutions, Inc. *	2,093
200	Mednax, Inc. *	11
1,040	Odyssey Healthcare, Inc. *	18
1,100	Omnicare, Inc.	30
900	Providence Service Corp. *	11
1,100	Quest Diagnostics, Inc.	62
669	RehabCare Group, Inc. *	19
810	ResCare, Inc. *	7

3,928

Health Care Supplies (0.1%)
1,200	Aga Medical Holdings, Inc. *	16
16,700	Align Technology, Inc. *	302
100	Atrion Corp.	16
500	Cooper Companies, Inc.	20
900	DENTSPLY International, Inc.	30
600	Haemonetics Corp. *	32
500	ICU Medical, Inc. *	17
7,200	Immucor Corp. *	139
600	Inverness Medical Innovations, Inc. *	24
1,200	Medical Action Industries, Inc. *	15
700	Meridian Bioscience, Inc.	16
880	Merit Medical Systems, Inc. *	13
1,650	Neogen Corp. *	40
1,440	OraSure Technologies, Inc. *	8
Number of Shares	Security	Market Value (000)

840	Quidel Corp. *	$11
1,960	RTI Biologics, Inc. *	7
78	TranS1, Inc. *	—
600	West Pharmaceutical Services, Inc.	23

729

Health Care Technology (0.0%)
2,700	AMICAS, Inc. *	16
600	Cerner Corp. *	50
320	Computer Programs and Systems, Inc.	11
900	Eclipsys Corp. *	17
600	MedAssets, Inc. *	13
1,000	Omnicell, Inc. *	13
800	Phase Forward, Inc. *	10
640	Vital Images, Inc. *	10

140

Life Sciences Tools & Services (0.2%)
2,200	Accelrys, Inc. *	14
2,240	Affymetrix, Inc. *	16
720	Albany Molecular Research, Inc. *	6
400	Bio-Rad Laboratories, Inc. "A" *	37
800	Bruker Corp. *	10
2,300	Cambrex Corp. *	9
300	Charles River Laboratories International, Inc. *	11
390	Clinical Data, Inc. *	7
400	Covance, Inc. *	23
1,300	Dionex Corp. *	89
3,000	Enzo Biochem, Inc. *	16
2,400	eResearch Technology, Inc. *	14
9,000	Exelixis, Inc. *	58
700	Illumina, Inc. *	25
480	Kendle International, Inc. *	8
1,200	Life Technologies Corp. *	61
600	Luminex Corp. *	9
400	Mettler Toledo International, Inc. *	40
300	Millipore Corp. *	28
17,400	Nektar Therapeutics *	216
1,000	PAREXEL International Corp. *	20
600	PerkinElmer, Inc.	13
600	Pharmaceutical Product Development, Inc.	13
1,840	Sequenom, Inc. *(b)	12
200	TECHNE Corp.	13
3,000	Thermo Fisher Scientific, Inc. *	146
500	Varian, Inc. *	26
61,424	Waters Corp. *	3,665

4,605

Managed Health Care (0.9%)
3,390	Aetna, Inc.	102
1,000	AMERIGROUP Corp. *	26
1,000	Centene Corp. *	18
2,275	CIGNA Corp.	78
1,215	Coventry Health Care, Inc. *	28
700	Health Net, Inc. *	16
870	HealthSpring, Inc. *	16
168,100	Humana, Inc. *	7,956
1,486	Magellan Health Services, Inc. *	62
2,200	Molina Healthcare, Inc. *	47
640	Triple-S Management Corp. "B" *	11
115,534	UnitedHealth Group, Inc. (a)	3,912
600	WellCare Health Plans, Inc. *	16
79,550	WellPoint, Inc. *	4,922

17,210

Number of Shares	Security	Market Value (000)

Pharmaceuticals (1.3%)
39,208	Abbott Laboratories	$2,128
2,200	Allergan, Inc.	129
1,100	Ardea Biosciences, Inc. *	16
800	Auxilium Pharmaceuticals, Inc. *	24
1,241	BioMimetic Therapeutics, Inc. *	14
2,800	BMP Sunstone Corp. *	15
137,811	Bristol-Myers Squibb Co.	3,378
3,100	Cypress Bioscience, Inc. *	16
4,100	DepoMed, Inc. *	11
97,133	Eli Lilly and Co.	3,336
27,618	Endo Pharmaceuticals Holdings, Inc. *	628
2,400	Forest Laboratories, Inc. *	72
3,400	Impax Laboratories, Inc. *	52
1,960	Inspire Pharmaceutical, Inc. *	12
78,241	Johnson & Johnson	4,929
1,700	King Pharmaceuticals, Inc. *	19
600	MAP Pharmaceuticals, Inc. *	8
32,600	Medicines Co. *	251
1,100	Medicis Pharmaceutical Corp. "A"	25
141,745	Merck & Co., Inc.	5,228
70,500	Mylan, Inc. *	1,504
1,300	Obagi Medical Products, Inc. *	13
920	Optimer Pharmaceuticals, Inc. *	11
1,178	Pain Therapeutics, Inc. *	7
700	Par Pharmaceutical Companies, Inc. *	18
500	Perrigo Co.	25
197,560	Pfizer, Inc. (a)	3,467
2,200	POZEN, Inc. *	13
1,840	Questcor Pharmaceuticals, Inc. *	9
900	Salix Pharmaceuticals Ltd. *	26
4,900	SuperGen, Inc. *	14
789	Valeant Pharmaceuticals International *	29
1,200	ViroPharma, Inc. *	15
1,800	VIVUS, Inc. *	15
900	Watson Pharmaceuticals, Inc. *	36
600	XenoPort, Inc. *	5

25,498

Total Health Care	69,242

Industrials (2.5%)
Aerospace & Defense (1.1%)
700	AAR Corp. *	16
13,563	Alliant Techsystems, Inc. *	1,078
600	American Science and Engineering, Inc.	45
400	Applied Signal Technology, Inc.	7
480	Argon ST, Inc. *	12
600	BE Aerospace, Inc. *	16
5,400	Boeing Co.	341
400	Ceradyne, Inc. *	9
4,009	Cubic Corp.	138
800	Curtiss-Wright Corp.	26
480	DigitalGlobe, Inc. *	11
800	Ducommun, Inc.	14
857	DynCorp International, Inc. "A" *	10
600	Esterline Technologies Corp. *	25
1,640	GenCorp, Inc. *	7
25,607	General Dynamics Corp.	1,858
800	Goodrich Corp.	52
760	HEICO Corp.	36
1,000	Herley Industries, Inc. *	13
1,600	Hexcel Corp. *	18
5,500	Honeywell International, Inc.	221
Number of Shares	Security	Market Value (000)

29,900	ITT Corp.	$1,532
15,522	L-3 Communications Holdings, Inc.	1,419
560	Ladish Co., Inc. *	9
65,400	Lockheed Martin Corp. (a)	5,085
41,800	Northrop Grumman Corp. (a)	2,561
900	Orbital Sciences Corp. *	17
900	Precision Castparts Corp.	101
95,223	Raytheon Co. (a)	5,355
1,100	Rockwell Collins, Inc.	62
740	Spirit AeroSystems Holdings, Inc. "A" *	14
2,000	TASER International, Inc. *	15
700	Teledyne Technologies, Inc. *	26
200	TransDigm Group, Inc.	10
300	Triumph Group, Inc.	16
13,100	United Technologies Corp. (a)	899

21,074

Air Freight & Logistics (0.1%)
300	Atlas Air Worldwide Holdings, Inc. *	14
1,500	C.H. Robinson Worldwide, Inc.	80
35,244	Deutsche Post AG	573
760	Dynamex, Inc. *	13
1,400	Expeditors International of Washington, Inc.	51
2,200	FedEx Corp.	187
600	Forward Air Corp.	15
700	Hub Group, Inc. "A" *	19
6,000	United Parcel Service, Inc. "B"	352

1,304

Airlines (0.1%)
4,280	AirTran Holdings, Inc. *	21
29,300	Alaska Air Group, Inc. *	1,025
300	Allegiant Travel Co. *	16
2,400	AMR Corp. *	22
1,000	Continental Airlines, Inc. "B" *	21
5,800	Delta Air Lines, Inc. *	75
1,000	Hawaiian Holdings, Inc. *	8
13,300	JetBlue Airways Corp. *	70
1,520	Republic Airways Holdings, Inc. *	9
1,400	SkyWest, Inc.	21
5,200	Southwest Airlines Co.	65
2,600	UAL Corp. *	45
8,900	US Airways Group, Inc. *	65

1,463

Building Products (0.1%)
440	AAON, Inc.	9
750	American Woodmark Corp.	14
200	Ameron International Corp.	14
920	Apogee Enterprises, Inc.	13
33,500	Armstrong World Industries, Inc. *	1,234
3,300	Builders FirstSource, Inc. *	10
2,287	Griffon Corp. *	28
1,400	Insteel Industries, Inc.	14
400	Lennox International, Inc.	17
2,500	Masco Corp.	33
500	Owens Corning, Inc. *	12
1,240	Quanex Building Products Corp.	19
1,000	Simpson Manufacturing Co., Inc.	25
531	Trex Co., Inc. *	11
400	Universal Forest Products, Inc.	14

1,467

Commercial Printing (0.0%)
3,600	Cenveo, Inc. *	27
Number of Shares	Security	Market Value (000)

400	Consolidated Graphics, Inc. *	$18
1,400	Courier Corp.	21
890	Deluxe Corp.	16
500	Ennis, Inc.	8
1,800	InnerWorkings, Inc. *	10
700	M & F Worldwide Corp. *	23
1,800	R.R. Donnelley & Sons Co.	36

159

Construction & Engineering (0.2%)
900	AECOM Technology Corp. *	24
1,123	Dycom Industries, Inc. *	10
1,300	EMCOR Group, Inc. *	30
4,789	Fluor Corp.	205
600	Granite Construction, Inc.	17
3,300	Great Lakes Dredge & Dock Corp.	15
600	Insituform Technologies, Inc. "A" *	15
800	Jacobs Engineering Group, Inc. *	31
108,963	KBR, Inc.	2,257
500	Layne Christensen Co. *	14
1,000	MasTec, Inc. *	13
280	Michael Baker Corp. *	9
280	Northwest Pipe Co. *	7
1,300	Pike Electric Corp. *	11
1,200	Quanta Services, Inc. *	23
900	Shaw Group, Inc. *	31
400	Sterling Construction Co., Inc. *	8
500	Tutor Perini Corp. *	10
500	URS Corp. *	23
811	Vinci S.A.	42

2,795

Construction & Farm Machinery & Heavy Trucks (0.1%)
600	AGCO Corp. *	21
300	Astec Industries, Inc. *	7
500	Bucyrus International, Inc.	31
600	Cascade Corp.	17
4,300	Caterpillar, Inc.	245
1,500	Cummins, Inc.	85
3,100	Deere & Co.	178
9,013	Federal Signal Corp.	69
4,600	Force Protection, Inc. *	25
600	Joy Global, Inc.	30
358	Lindsay Corp.	13
7,100	Manitowoc Co., Inc.	83
24,558	Navistar International Corp. *	962
800	Oshkosh Corp. *	31
2,500	PACCAR, Inc.	88
700	Terex Corp. *	14
300	Wabtec Corp.	11

1,910

Diversified Support Services (0.0%)
1,200	Cintas Corp.	30
1,240	Comfort Systems USA, Inc.	14
400	Copart, Inc. *	14
700	Enernoc, Inc. *	18
618	G & K Services, Inc. "A"	15
700	Healthcare Services Group, Inc.	15
1,300	Iron Mountain, Inc. *	34
400	McGrath RentCorp	10
1,160	Mobile Mini, Inc. *	16
400	Viad Corp.	8

174

Number of Shares	Security	Market Value (000)

Electrical Components & Equipment (0.1%)
600	A. O. Smith Corp.	$27
700	A123 Systems, Inc. *	12
800	Acuity Brands, Inc.	31
4,100	Advanced Battery Technology, Inc. *	16
1,000	American Superconductor Corp. *	28
700	AMETEK, Inc.	27
800	Baldor Electric Co.	25
1,520	Belden, Inc.	32
1,100	Brady Corp. "A"	31
6,900	Emerson Electric Co.	327
900	Encore Wire Corp.	18
2,080	Ener1, Inc. *	9
1,100	Energy Conversion Devices, Inc. *(b)	8
700	EnerSys *	16
400	First Solar, Inc. *	42
933	Franklin Electric Co., Inc.	27
2,240	FuelCell Energy, Inc. *	6
1,200	Fushi Copperweld, Inc. *	11
900	General Cable Corp. *	22
1,800	GrafTech International Ltd. *	23
2,500	GT Solar International, Inc. *	15
480	Harbin Electric, Inc. *	9
400	II-IV, Inc. *	11
1,000	La Barge, Inc. *	12
1,600	LSI Industries, Inc.	10
6,800	Microvision, Inc. *(b)	15
400	Powell Industries, Inc. *	12
2,440	Power One, Inc. *	9
600	Regal-Beloit Corp.	34
1,100	Rockwell Automation, Inc.	60
600	Roper Industries, Inc.	33
800	SunPower Corp. "A" *	15
932	SunPower Corp. "B" *	15
700	Thomas & Betts Corp. *	25
1,600	Vicor Corp. *	15
3,200	Woodward Governor Co.	92

1,120

Environmental & Facilities Services (0.0%)
1,053	ABM Industries, Inc.	22
400	Clean Harbors, Inc. *	23
800	Covanta Holding Corp. *	13
1,882	Energy Solutions, Inc.	11
2,700	Metalico, Inc. *	15
2,300	Republic Services, Inc.	65
800	Rollins, Inc.	17
500	Standard Packaging Corp. *	8
500	Stericycle, Inc. *	28
1,700	Tetra Tech, Inc. *	35
500	Waste Connections, Inc. *	17
3,500	Waste Management, Inc.	116
1,500	Waste Services, Inc. *	15

385

Heavy Electrical Equipment (0.0%)
2,600	Broadwind Energy, Inc. *	13
1,600	Comverge, Inc. *	15

28

Human Resource & Employment Services (0.0%)
300	Administaff, Inc.	6
1,000	CDI Corp.	14
480	COMSYS IT Partners, Inc. *	8
Number of Shares	Security	Market Value (000)

520	Heidrick & Struggles International, Inc.	$14
840	Kelly Services, Inc. "A" *	13
920	Kforce, Inc. *	12
673	Korn/Ferry International *	12
600	Manpower, Inc.	31
800	Monster Worldwide, Inc. *	11
1,200	On Assignment, Inc. *	8
900	Robert Half International, Inc.	25
1,864	SFN Group, Inc.	15
316	Towers Watson & Co. "A"	14
1,440	TrueBlue, Inc. *	19

202

Industrial Conglomerates (0.6%)
90,300	3M Co.	7,238
600	Carlisle Companies, Inc.	21
140,900	General Electric Co.	2,263
7,000	McDermott International, Inc. *	160
500	Otter Tail Corp.	10
520	Raven Industries, Inc.	15
380	Standex International Corp.	9
2,000	Textron, Inc.	40
3,900	Tredegar Corp.	65
50,484	Tyco International Ltd. *	1,820

11,641

Industrial Machinery (0.1%)
600	3D Systems Corp. *	8
1,300	Actuant Corp. "A"	24
1,200	Albany International Corp. "A"	23
840	Altra Holdings, Inc. *	10
600	Ampco-Pittsburgh Corp.	15
1,181	Badger Meter, Inc.	42
900	Barnes Group, Inc.	14
1,280	Blount International, Inc. *	14
900	Briggs & Stratton Corp.	16
900	Chart Industries, Inc. *	18
1,114	China Fire & Security Group, Inc. *(b)	16
600	CIRCOR International, Inc.	19
1,000	CLARCOR, Inc.	33
2,400	Colfax Corp. *	27
600	Crane Co.	19
1,800	Danaher Corp.	133
2,800	Donaldson Co., Inc.	115
1,300	Dover Corp.	59
400	Dynamic Materials Corp.	7
1,200	Eaton Corp.	82
640	EnPro Industries, Inc. *	18
800	ESCO Technologies, Inc.	26
3,500	Flow International Corp. *	11
500	Flowserve Corp.	50
300	Gardner Denver, Inc.	13
472	Gorman-Rupp Co.	11
5,700	Graco, Inc.	156
800	Graham Corp.	13
655	Harsco Corp.	20
400	IDEX Corp.	12
3,300	Illinois Tool Works, Inc.	150
960	John Bean Technologies Corp.	16
80	K-Tron International, Inc. *	12
1,000	Kadant, Inc. *	14
700	Kaydon Corp.	23
400	Kennametal, Inc.	10
320	L.B. Foster Co. "A" *	10
400	Lincoln Electric Holdings, Inc.	19
Number of Shares	Security	Market Value (000)

300	Middleby Corp. *	$14
788	Mueller Industries, Inc.	18
4,720	Mueller Water Products, Inc. "A"	22
800	Nordson Corp.	53
700	Pall Corp.	28
1,100	Parker-Hannifin Corp.	66
600	Pentair, Inc.	20
440	PMFG, Inc. *	6
760	RBC Bearings, Inc. *	19
477	Robbins & Myers, Inc.	11
200	SPX Corp.	12
393	Sun Hydraulics Corp.	9
560	Tecumseh Products Co. "A" *	7
1,450	Tennant Co.	35
800	Timken Co.	21
1,800	TriMas Corp. *	11
900	Valmont Industries, Inc.	64
500	Watts Water Technologies, Inc. "A"	15

1,709

Marine (0.0%)
400	Alexander & Baldwin, Inc.	13
700	American Commercial Lines, inc. *	16
840	Genco Shipping & Trading Ltd. *	18
2,400	Horizon Lines, Inc. "A"	10
400	International Shipholding Corp.	11
500	Kirby Corp. *	16

84

Office Services & Supplies (0.0%)
1,800	ACCO Brands Corp. *	13
2,200	APAC Customer Services, Inc. *	11
700	Avery Dennison Corp.	22
900	Herman Miller, Inc.	16
800	HNI Corp.	19
2,300	Interface, Inc. "A"	20
1,900	Kimball International, Inc. "B"	13
800	Knoll, Inc.	10
2,200	Mine Safety Appliances Co.	56
1,300	Pitney Bowes, Inc.	30
3,800	Steelcase, Inc. "A"	25
12,691	Sykes Enterprises, Inc. *	302
500	United Stationers, Inc. *	28

565

Railroads (0.0%)
2,800	CSX Corp.	133
900	Genesee & Wyoming, Inc. "A" *	29
500	Kansas City Southern *	17
2,600	Norfolk Southern Corp.	134
640	RailAmerica, Inc. *	7
3,700	Union Pacific Corp.	249

569

Research & Consulting Services (0.0%)
480	Advisory Board Co. *	15
600	Corporate Executive Board Co.	14
300	CoStar Group, Inc. *	12
360	CRA International, Inc. *	10
1,900	Diamond Management & Technology Consultants, Inc.	14
300	Dun & Bradstreet Corp.	21
800	Equifax, Inc.	26
480	Exponent, Inc. *	13
500	FTI Consulting, Inc. *	18
2,000	Hill International, Inc. *	10
Number of Shares	Security	Market Value (000)

400	Huron Consulting Group, Inc. *	$9
700	ICF International, Inc. *	16
1,000	Navigant Consulting, Inc. *	12
700	Resources Connection, Inc. *	12
3,000	Verisk Analytics, Inc. "A" *	85
300	VSE Corp.	13

300

Security & Alarm Services (0.0%)
525	Brink's Co.	13
360	Cornell Companies, Inc. *	7
500	Corrections Corp. of America *	11
800	GEO Group, Inc. *	16
600	GeoEye, Inc. *	14

61

Trading Companies & Distributors (0.0%)
2,000	Aceto Corp.	10
800	Applied Industrial Technologies, Inc.	18
7,500	Beacon Roofing Supply, Inc. *	131
800	Fastenal Co.	35
880	H&E Equipment Services, Inc. *	9
560	Houston Wire & Cable Co.	7
1,040	Interline Brands, Inc. *	18
500	Kaman Corp.	12
200	MSC Industrial Direct Co., Inc. "A"	9
1,000	RSC Holdings, Inc. *	7
3,200	Rush Enterprises, Inc. "A" *	35
480	TAL International Group, Inc.	9
700	Textainer Group Holding Ltd.	14
900	United Rentals, Inc. *	7
400	W.W. Grainger, Inc.	41
500	Watsco, Inc.	29
800	WESCO International, Inc. *	23

414

Trucking (0.0%)
1,200	AMERCO *	63
500	Arkansas Best Corp.	13
1,700	Avis Budget Group, Inc. *	18
720	Celadon Group, Inc. *	9
840	Dollar Thrifty Automotive Group, Inc. *	25
900	Heartland Express, Inc.	14
1,200	Hertz Global Holdings, Inc. *	11
400	JB Hunt Transport Services, Inc.	14
1,200	Knight Transportation, Inc.	24
12,078	Landstar System, Inc.	482
1,700	Marten Transport, Ltd. *	32
600	Old Dominion Freight Line, Inc. *	18
139	Patriot Transportation Holding, Inc. *	12
600	Ryder System, Inc.	21
1,100	Saia, Inc. *	14
800	Werner Enterprises, Inc.	18

788

Total Industrials	48,212

Information Technology (5.9%)
Application Software (0.1%)
500	ACI Worldwide, Inc. *	9
3,700	Adobe Systems, Inc. *	128
2,820	ANSYS, Inc. *	124
1,675	Autodesk, Inc. *	47
2,000	Blackbaud, Inc.	47
600	Blackboard, Inc. *	23
Number of Shares	Security	Market Value (000)

800	Bottomline Technologies, Inc. *	$13
1,800	Cadence Design Systems, Inc. *	10
1,200	Citrix Systems, Inc. *	52
2,700	Compuware Corp. *	20
700	Concur Technologies, Inc. *	28
1,500	Deltek, Inc. *	12
1,200	Ebix, Inc. *	17
1,520	Epicor Software Corp. *	13
600	FactSet Research Systems, Inc.	40
6,200	Fair Isaac Corp.	142
2,500	Henry Jack & Associates, Inc.	56
1,400	Informatica Corp. *	36
400	Interactive Intelligence, Inc. *	8
2,300	Intuit, Inc. *	74
1,057	JDA Software Group, Inc. *	30
720	Kenexa Corp. *	7
5,600	Lawson Software, Inc. *	34
720	Manhattan Associates, Inc. *	18
1,800	Mentor Graphics Corp. *	15
600	MicroStrategy, Inc. "A" *	53
680	Monotype Imaging Holdings, Inc. *	6
400	Net 1 U.E.P.S Technologies, Inc. *	7
1,700	Nuance Communications, Inc. *	24
2,000	Parametric Technology Corp. *	35
1,500	PROS Holdings, Inc. *	13
1,300	Quest Software, Inc. *	22
1,800	S1 Corp. *	11
800	Salesforce.com, Inc. *	54
920	Smith Micro Software, Inc. *	8
360	Solarwinds, Inc. *	7
1,200	Solera Holdings, Inc.	41
2,600	SuccessFactors, Inc. *	47
3,100	Symyx Technologies, Inc. *	14
600	Synchronoss Technologies, Inc. *	10
1,300	Synopsys, Inc. *	28
702	Taleo Corp. "A" *	17
3,700	TIBCO Software, Inc. *	34
2,400	TiVo, Inc. *	23
2,000	Tyler Technologies, Inc. *	36
566	Ultimate Software Group, Inc. *	18

1,511

Communications Equipment (0.5%)
7,900	3Com Corp. *	60
1,100	Acme Packet, Inc. *	18
65,700	ADC Telecommunications, Inc. *	417
1,100	ADTRAN, Inc.	26
2,000	Airvana, Inc. *	15
1,100	Anaren, Inc. *	14
1,700	ARRIS Group, Inc. *	18
1,600	Aruba Networks, Inc. *	19
1,920	Aviat Networks, Inc. *	12
784	Bel Fuse, Inc. "B"	18
2,900	Bigband Networks, Inc. *	8
500	Black Box Corp.	14
700	Blue Coat Systems, Inc. *	20
2,900	Brocade Communications Systems, Inc. *	17
160,177	Cisco Systems, Inc. *(a)	3,897
2,000	Cogo Group, Inc. *	14
400	CommScope, Inc. *	10
500	Comtech Telecommunications Corp. *	16
640	DG FastChannel, Inc. *	21
800	Digi International, Inc. *	8
7,800	EchoStar Corp. "A" *	157
520	EMS Technologies, Inc. *	7
Number of Shares	Security	Market Value (000)

2,880	Extreme Networks, Inc. *	$8
500	F5 Networks, Inc. *	28
1,700	Globecomm Systems, Inc. *	13
5,300	Harmonic, Inc. *	35
800	Harris Corp.	36
600	Hughes Communications, Inc. *	17
4,300	Infinera Corp. *	33
700	InterDigital, Inc. *	18
1,040	Ixia *	8
2,000	JDS Uniphase Corp. *	21
4,000	Juniper Networks, Inc. *	112
360	Loral Space & Communications, Inc. *	12
16,600	Motorola, Inc. *	112
600	Netgear, Inc. *	15
2,600	Network Equipment Technologies, Inc. *	13
4,800	Neutral Tandem, Inc. *	77
1,100	Oplink Communications, Inc. *	17
4,700	Plantronics, Inc.	134
1,400	Polycom, Inc. *	37
3,440	Powerwave Technologies, Inc. *	4
109,100	QUALCOMM, Inc.	4,003
900	Riverbed Technology, Inc. *	24
1,040	SeaChange International, Inc. *	7
1,440	ShoreTel, Inc. *	9
4,900	Sonus Networks, Inc. *	10
1,180	Sycamore Networks, Inc.	23
1,400	Symmetricom, Inc. *	8
2,200	Tekelec *	36
2,600	Tellabs, Inc.	18
1,400	Viasat, Inc. *	43

9,737

Computer Hardware (1.4%)
2,200	3PAR, Inc. *	20
54,926	Apple, Inc. *(a)	11,239
6,600	Avid Technology, Inc. *	89
1,320	Cray, Inc. *	7
122,271	Dell, Inc. *	1,618
500	Diebold, Inc.	15
85,156	Hewlett-Packard Co.	4,325
68,280	International Business Machines Corp. (a)	8,683
900	NCR Corp. *	11
2,500	Palm, Inc. *(b)	15
960	Silicon Graphics International Corp. *	10
600	Stratasys, Inc. *	16
760	Super Micro Computer, Inc. *	11
1,400	Teradata Corp. *	43

26,102

Computer Storage & Peripherals (0.4%)
4,040	Adaptec, Inc. *	12
520	Compellent Technologies, Inc. *	8
700	Electronics for Imaging, Inc. *	8
17,500	EMC Corp. *	306
1,500	Emulex Corp. *	19
1,100	Intermec, Inc. *	16
680	Intevac, Inc. *	10
2,100	Isilon Systems, Inc. *	15
500	Lexmark International, Inc. "A" *	17
8,700	NetApp, Inc. *	261
1,520	Netezza Corp. *	14
1,040	Novatel Wireless, Inc. *	7
1,200	QLogic Corp. *	22
750	Rimage Corp. *	11
1,600	SanDisk Corp. *	47
Number of Shares	Security	Market Value (000)

15,100	Seagate Technology *	$301
600	STEC, Inc. *	6
600	Synaptics, Inc. *	16
193,874	Western Digital Corp. *	7,489

8,585

Data Processing & Outsourced Services (0.5%)
500	Alliance Data Systems Corp. *	28
3,700	Automatic Data Processing, Inc.	154
1,412	Broadridge Financial Solutions, Inc.	30
320	Cass Information Systems, Inc.	10
21,756	Computer Sciences Corp. *	1,127
14,574	CSG Systems International, Inc. *	293
200	DST Systems, Inc.	8
4,800	Euronet Worldwide, Inc. *	87
480	ExlService Holdings, Inc. *	8
1,100	Fidelity National Information Services, Inc.	25
1,000	Fiserv, Inc. *	48
400	Fortinet, Inc. *	7
1,600	Genpact Ltd. *	24
18,100	Global Cash Access Holdings, Inc. *	135
984	Global Payments, Inc.	42
700	Heartland Payment Systems, Inc.	11
19,324	Hewitt Associates, Inc. "A" *	734
1,080	info GROUP, Inc. *	9
4,500	Lender Processing Services, Inc.	172
25,100	MasterCard, Inc. "A"	5,632
2,680	MoneyGram International, Inc. *	7
13,000	NeuStar, Inc. "A" *	301
2,000	Online Resources Corp. *	7
2,400	Paychex, Inc.	72
2,000	Syntel, Inc.	68
400	TeleTech Holdings, Inc. *	7
600	TNS, Inc. *	14
1,000	Total System Services, Inc.	14
1,100	VeriFone Holdings, Inc. *	21
3,300	Visa, Inc. "A"	281
52,900	Western Union Co.	835
800	Wright Express Corp. *	23

10,234

Electronic Components (0.0%)
1,200	Amphenol Corp. "A"	50
1,300	AVX Corp.	16
11,300	Corning, Inc.	199
500	Dolby Laboratories, Inc. "A" *	27
640	DTS, Inc. *	21
680	Littelfuse, Inc. *	24
520	Rogers Corp. *	14
1,640	Technitrol, Inc.	7
959	Universal Display Corp. *	10
1,600	Vishay Intertechnology, Inc. *	17

385

Electronic Equipment & Instruments (0.0%)
2,500	Agilent Technologies, Inc. *	79
5,400	Checkpoint Systems, Inc. *	111
1,360	China Security & Surveillance Technology, Inc. *	9
800	Cogent, Inc. *	8
700	Cognex Corp.	13
300	Coherent, Inc. *	10
1,080	Daktronics, Inc.	8
880	Electro Scientific Industries, Inc. *	11
600	FARO Technologies, Inc. *	14
1,300	FLIR Systems, Inc. *	35
Number of Shares	Security	Market Value (000)

200	Itron, Inc. *	$13
7,800	L-1 Identity Solutions, Inc. *	67
517	MTS Systems Corp.	14
300	National Instruments Corp.	10
1,160	Newport Corp. *	12
520	OSI Systems, Inc. *	16
600	Rofin-Sinar Technologies, Inc. *	12

442

Electronic Manufacturing Services (0.0%)
10,100	Benchmark Electronics, Inc. *	200
1,080	CTS Corp.	9
1,058	Echelon Corp. *	9
600	IPG Photonics Corp. *	10
2,000	Jabil Circuit, Inc.	30
724	Maxwell Technologies, Inc. *	10
480	Measurement Specialties, Inc. *	7
760	Mercury Computer Systems, Inc. *	9
1,240	Methode Electronics, Inc.	15
1,200	Molex, Inc.	25
700	Multi-Fineline Electronix, Inc. *	15
640	Park Electrochemical Corp.	17
700	Plexus Corp. *	24
800	Radisys Corp. *	7
1,320	Smart Modular Technologies, Inc. *	8
600	Trimble Navigation Ltd. *	16
1,400	TTM Technologies, Inc. *	12
1,100	Zygo Corp. *	11

434

Home Entertainment Software (0.0%)
4,400	Activision Blizzard, Inc.	47
2,500	Electronic Arts, Inc. *	41
16,300	Take-Two Interactive Software, Inc. *	157
4,100	THQ, Inc. *	25

270

Internet Software & Services (0.7%)
1,300	Akamai Technologies, Inc. *	34
4,080	Art Technology Group, Inc. *	16
680	comScore, Inc. *	11
1,500	Constant Contact, Inc. *	28
1,100	CyberSource Corp. *	19
500	Dealertrack Holdings, Inc. *	7
1,200	Digital River, Inc. *	32
2,600	DivX, Inc. *	16
40,600	EarthLink, Inc.	339
8,300	eBay, Inc. *	191
200	Equinix, Inc. *	19
19,700	Google, Inc. "A" *	10,378
500	IAC/InterActiveCorp. *	11
1,120	InfoSpace, Inc. *	11
1,800	Internap Network Services Corp. *	9
880	Internet Brands, Inc. "A" *	7
1,200	Internet Capital Group, Inc. *	8
800	J2 Global Communications, Inc. *	17
900	Keynote Systems, Inc.	10
1,200	Liquidity Services, Inc. *	15
1,700	Loopnet, Inc. *	16
100	MercadoLibre, Inc. *	4
1,520	ModusLink Global Solutions, Inc. *	15
4,160	Move, Inc. *	7
1,560	NIC, Inc.	12
920	Perficient, Inc. *	10
900	Rackspace Hosting, Inc. *	18
Number of Shares	Security	Market Value (000)

2,680	RealNetworks, Inc. *	$12
800	Savvis, Inc. *	11
900	Sohu.com, Inc. *	46
1,700	Switch & Data Facilities Co., Inc. *	30
1,800	Terremark Worldwide, Inc. *	13
2,707	United Online, Inc.	17
7,300	ValueClick, Inc. *	69
85,000	VeriSign, Inc. *	2,118
640	Vocus, Inc. *	9
2,100	Web Com Group, Inc. *	10
200	WebMD Health Corp. "A" *	9
8,700	Yahoo!, Inc. *	133

13,737

IT Consulting & Other Services (0.1%)
25,306	Accenture plc "A"	1,012
1,550	Actuate Corp. *	8
10,524	Acxiom Corp. *	177
2,200	Advent Software, Inc. *	89
600	CACI International, Inc. "A" *	30
2,200	China Information Security Technology, Inc. *	11
2,200	CIBER, Inc. *	8
2,200	Cognizant Technology Solutions Corp. "A" *	106
700	Forrester Research, Inc. *	21
1,300	Gartner, Inc. *	31
1,800	iGATE Corp.	16
1,300	Integral Systems, Inc. *	11
1,500	ManTech International Corp. "A" *	74
800	Maximus, Inc.	46
240	NCI, Inc. "A" *	7
1,200	Ness Technologies, Inc. *	7
1,300	NetScout Systems, Inc. *	19
2,300	Pegasystems, Inc.	83
680	RightNow Technologies, Inc. *	11
2,600	SAIC, Inc. *	51
1,700	Sapient Corp.	15
700	SRA International, Inc. "A" *	13
700	Unisys Corp. *	24

1,870

Office Electronics (0.0%)
9,609	Xerox Corp.	90
300	Zebra Technologies Corp. "A" *	9

99

Semiconductor Equipment (0.1%)
1,058	Advanced Energy Industries, Inc. *	15
20,200	Amkor Technology, Inc. *	122
9,200	Applied Materials, Inc.	113
400	ATMI, Inc. *	7
2,240	Brooks Automation, Inc. *	19
400	Cabot Microelectronics Corp. *	14
760	Cohu, Inc.	10
600	Cymer, Inc. *	19
4,240	Entegris, Inc. *	19
700	FEI Co. *	15
1,000	FormFactor, Inc. *	16
1,000	KLA-Tencor Corp.	29
2,382	Kulicke & Soffa Industries, Inc. *	16
800	Lam Research Corp. *	27
1,700	MEMC Electronic Materials, Inc. *	21
800	MKS Instruments, Inc. *	14
1,000	Novellus Systems, Inc. *	22
1,720	Photronics, Inc. *	7
1,000	Rubicon Technology, Inc. *	16
Number of Shares	Security	Market Value (000)

1,040	Rudolph Technologies, Inc. *	$8
1,500	Teradyne, Inc. *	15
1,000	Tessera Technologies, Inc. *	18
760	Ultratech, Inc. *	10
400	Varian Semiconductor Equipment Associates, Inc. *	12
15,100	Veeco Instruments, Inc. *	515

1,099

Semiconductors (0.8%)
840	Actel Corp. *	11
3,600	Advanced Analogic Technologies, Inc. *	12
3,700	Advanced Micro Devices, Inc. *	29
2,200	Altera Corp.	54
2,200	ANADIGICS, Inc. *	9
2,000	Analog Devices, Inc.	58
2,200	Applied Micro Circuits Corp. *	20
1,000	Atheros Communications, Inc. *	36
12,200	Atmel Corp. *	55
3,600	Broadcom Corp. "A"	113
700	Cavium Networks, Inc. *	17
640	Ceva, Inc. *	7
2,160	Cirrus Logic, Inc. *	15
800	Cree, Inc. *	54
1,600	Cypress Semiconductor Corp. *	19
600	Diodes, Inc. *	12
2,000	DSP Group, Inc. *	15
4,400	Entropic Communications, Inc. *	16
1,160	Exar Corp. *	9
300	Hittite Microwave Corp. *	13
149,892	Intel Corp.	3,077
700	International Rectifier Corp. *	14
1,200	Intersil Corp. "A"	18
760	IXYS Corp. *	6
2,320	Kopin Corp. *	9
30,100	Linear Technology Corp.	818
5,800	LSI Corp. *	31
15,800	Marvell Technology Group Ltd. *	305
2,300	Maxim Integrated Products, Inc.	43
2,000	Micrel, Inc.	20
1,200	Microchip Technology, Inc.	32
6,600	Micron Technology, Inc. *	60
1,500	Microsemi Corp. *	23
3,600	MIPS Technologies, Inc. *	15
600	Monolithic Power Systems, Inc. *	12
1,500	National Semiconductor Corp.	22
600	NetLogic Microsystems, Inc. *	33
160	NVE Corp. *	7
3,900	NVIDIA Corp. *	63
900	OmniVision Technologies, Inc. *	13
2,500	ON Semiconductor Corp. *	20
800	Pericom Semiconductor Corp. *	7
2,800	PLX Technology, Inc. *	13
1,900	PMC-Sierra, Inc. *	16
400	Power Integrations, Inc.	14
800	Rambus, Inc. *	18
8,600	RF Micro Devices, Inc. *	36
10,535	Semtech Corp. *	167
840	Sigma Designs, Inc. *	10
6,100	Silicon Image, Inc. *	15
800	Silicon Laboratories, Inc. *	36
2,400	Skyworks Solutions, Inc. *	37
720	Standard Microsystems Corp. *	14
357	Supertex, Inc. *	9
1,192	Techwell, Inc. *	15
219,902	Texas Instruments, Inc.	5,361
Number of Shares	Security	Market Value (000)

5,900	TriQuint Semiconductor, Inc. *	$42
725	Volterra Semiconductor Corp. *	16
173,300	Xilinx, Inc.	4,476
22,600	Zoran Corp. *	256

15,773

Systems Software (1.3%)
1,200	ArcSight, Inc. *	32
21,900	Ariba, Inc. *	263
4,200	BMC Software, Inc. *	155
30,863	CA, Inc.	694
800	CommVault Systems, Inc. *	17
1,600	DemandTec, Inc. *	9
1,500	Double-Take Software, Inc. *	13
3,000	FalconStor Software, Inc. *	11
1,000	McAfee, Inc. *	40
1,000	MICROS Systems, Inc. *	30
452,009	Microsoft Corp.	12,955
9,200	Novell, Inc. *	43
480	Opnet Technologies, Inc.	7
219,123	Oracle Corp. (a)	5,401
700	Progress Software Corp. *	20
400	Quality Systems, Inc.	23
960	Radiant Systems, Inc. *	11
157,600	Red Hat, Inc. *	4,421
900	Rovi Corp. *	30
1,716	SonicWALL, Inc. *	14
720	Sourcefire, Inc. *	17
700	Sybase, Inc. *	31
6,000	Symantec Corp. *	99
1,240	TeleCommunication Systems, Inc. "A" *	9
840	VASCO Data Security International, Inc. *	7
500	VMware, Inc. "A" *	25
700	Websense, Inc. *	15

24,392

Technology Distributors (0.0%)
1,200	Agilysys, Inc.	13
600	Anixter International, Inc. *	25
700	Arrow Electronics, Inc. *	20
1,000	Avnet, Inc. *	28
6,000	Brightpoint, Inc. *	43
600	Electro Rent Corp.	7
1,400	Ingram Micro, Inc. "A" *	25
1,480	Insight Enterprises, Inc. *	19
400	ScanSource, Inc. *	10
500	SYNNEX Corp. *	14
5,190	Tech Data Corp. *	222

426

Total Information Technology	115,096

Materials (0.8%)
Aluminum (0.0%)
7,000	Alcoa, Inc.	93
900	Century Aluminum Co. *	11
300	Kaiser Alum Corp.	10

114

Commodity Chemicals (0.0%)
1,100	Calgon Carbon Corp. *	17
1,300	Celanese Corp. "A"	41
300	Koppers Holdings, Inc.	8
1,900	NL Industries, Inc.	14
1,000	Spartech Corp. *	10
Number of Shares	Security	Market Value (000)

4,600	Westlake Chemical Corp.	$93

183

Construction Materials (0.0%)
1,600	Headwaters, Inc. *	8
200	Martin Marietta Materials, Inc.	16
500	Texas Industries, Inc.	18
800	Vulcan Materials Co.	34

76

Diversified Chemicals (0.0%)
600	Ashland, Inc.	28
700	Cabot Corp.	20
8,100	Dow Chemical Co.	229
6,600	E.I. du Pont de Nemours & Co.	223
919	Eastman Chemical Co.	55
500	FMC Corp.	29
1,400	Huntsman Corp.	19
582	LSB Industries, Inc. *	8
1,200	Olin Corp.	21
1,100	PPG Industries, Inc.	68
2,300	ShengdaTech, Inc. *(b)	15
2,100	Solutia, Inc. *	29

744

Diversified Metals & Mining (0.1%)
500	AMCOL International Corp.	13
640	Brush Engineered Materials, Inc. *	13
300	Compass Minerals International, Inc.	23
24,000	Freeport-McMoRan Copper & Gold, Inc.	1,804
4,300	General Moly, Inc. *	10
1,400	Horsehead Holding Corp. *	14
600	RTI International Metals, Inc. *	14
1,300	Southern Copper Corp.	38
400	Walter Industries, Inc.	32

1,961

Fertilizers & Agricultural Chemicals (0.3%)
9,200	Agrium, Inc.	596
1,600	American Vanguard Corp.	10
21,600	CF Industries Holdings, Inc. (a)	2,295
400	Intrepid Potash, Inc. *	11
4,000	Monsanto Co.	283
1,200	Mosaic Co.	70
5,223	Scotts Miracle-Gro Co. "A"	204
28,300	Terra Industries, Inc.	1,165

4,634

Forest Products (0.0%)
200	Deltic Timber Corp.	9
1,900	Louisiana-Pacific Corp. *	14
1,400	Weyerhaeuser Co.	57

80

Industrial Gases (0.0%)
1,500	Air Products & Chemicals, Inc.	103
800	Airgas, Inc.	52
2,200	Praxair, Inc.	165

320

Metal & Glass Containers (0.1%)
200	AEP Industries, Inc. *	7
500	AptarGroup, Inc.	19
600	Ball Corp.	32
700	BWAY Holding Co. *	11
Number of Shares	Security	Market Value (000)

1,100	Crown Holdings, Inc. *	$30
1,020	Myers Industries, Inc.	9
1,000	Owens-Illinois, Inc. *	30
57,485	Pactiv Corp. *	1,423
500	Silgan Holdings, Inc.	29

1,590

Paper Packaging (0.0%)
800	Bemis Co., Inc.	23
800	Boise, Inc. *	4
3,400	Graphic Packaging Holding Co. *	12
500	Packaging Corp. of America	12
700	Rock-Tenn Co. "A"	29
1,300	Sealed Air Corp.	27
600	Sonoco Products Co.	18
500	Temple-Inland, Inc.	9

134

Paper Products (0.1%)
3,800	Buckeye Technologies, Inc. *	42
700	Clearwater Paper Corp. *	34
1,400	Glatfelter	19
49,914	International Paper Co.	1,157
1,900	KapStone Paper & Packaging Corp. *	17
1,300	MeadWestvaco Corp.	30
400	Schweitzer-Mauduit International, Inc.	18
2,000	Wausau Paper Corp. *	17

1,334

Specialty Chemicals (0.2%)
726	A. Schulman, Inc.	17
500	Albemarle Corp.	19
500	Arch Chemicals, Inc.	15
960	Balchem Corp.	21
400	Cytec Industries, Inc.	17
1,700	Ecolab, Inc.	72
1,500	Ferro Corp. *	12
1,100	H.B. Fuller Co.	23
2,100	ICO, Inc.	17
560	Innophos Holdings, Inc.	13
760	Innospec, Inc.	8
500	International Flavors & Fragrances, Inc.	21
2,100	Landec Corp. *	13
28,800	Lubrizol Corp.	2,275
400	Minerals Technologies, Inc.	20
900	Nalco Holding Co.	21
500	Newmarket Corp.	45
600	OM Group, Inc. *	21
3,040	PolyOne Corp. *	24
360	Quaker Chemical Corp.	7
700	Rockwood Holdings, Inc. *	17
800	RPM International, Inc.	15
1,000	Sensient Technologies Corp.	26
900	Sigma-Aldrich Corp.	43
240	Stepan Co.	11
1,000	Valspar Corp.	27
1,200	W.R. Grace & Co. *	35
680	Zep, Inc.	15

2,870

Steel (0.0%)
800	AK Steel Holding Corp.	17
700	Allegheny Technologies, Inc.	31
1,300	AM Castle & Co.	15
900	Cliffs Natural Resources, Inc.	51
Number of Shares	Security	Market Value (000)

600	Commercial Metals Co.	$10
880	Gibraltar Industries, Inc. *	10
400	Haynes International, Inc.	12
2,300	Nucor Corp.	95
280	Olympic Steel, Inc.	8
400	Reliance Steel & Aluminum Co.	18
300	Schnitzer Steel Industries, Inc. "A"	14
1,500	Steel Dynamics, Inc.	24
1,000	United States Steel Corp.	53
12,720	Worthington Industries, Inc.	201

559

Total Materials	14,599

Telecommunication Services (0.8%)
Alternative Carriers (0.0%)
800	AboveNet, Inc. *	49
1,366	Cogent Communications Group, Inc. *	13
29,900	Level 3 Communications, Inc. *	48
4,040	PAETEC Holding Corp. *	16
1,900	Premiere Global Services, Inc. *	14
700	tw telecom, inc. *	11

151

Integrated Telecommunication Services (0.7%)
3,700	Alaska Communications Systems Group, Inc.	27
228,307	AT&T, Inc.	5,664
500	Atlantic Tele-Network, Inc.	22
1,300	Cbeyond, Inc. *	16
2,205	CenturyTel, Inc.	76
7,500	Cincinnati Bell, Inc. *	22
2,200	Frontier Communications Corp.	17
3,000	General Communication, Inc. "A" *	17
700	Iowa Telecommunication Services, Inc.	11
45,100	Qwest Communications International, Inc.	206
86,400	Telemex International S.A.B.	1,579
201,200	Verizon Communications, Inc.	5,821
2,800	Windstream Corp.	28

13,506

Wireless Telecommunication Services (0.1%)
3,000	American Tower Corp. "A" *	128
2,100	Crown Castle International Corp. *	79
1,500	Leap Wireless International, Inc. *	21
1,000	MetroPCS Communications, Inc. *	6
1,650	NII Holdings, Inc. "B" *	62
1,400	NTELOS Holdings Corp.	24
700	SBA Communications Corp. "A" *	25
2,200	Shenandoah Telecommunications Co.	40
85,200	Sprint Nextel Corp. *	284
1,500	Syniverse Holdings, Inc. *	25
8,800	Telephone & Data Systems, Inc.	275
4,871	U.S. Cellular Corp. *	178
11,200	USA Mobility, Inc.	126

1,273

Total Telecommunication Services	14,930

Utilities (0.9%)
Electric Utilities (0.3%)
1,500	Allegheny Energy, Inc.	34
500	ALLETE, Inc.	16
3,400	American Electric Power Co., Inc.	114
360	Central Vermont Public Service Corp.	7
Number of Shares	Security	Market Value (000)

1,200	Cleco Corp.	$30
27,193	DPL, Inc.	722
9,500	Duke Energy Corp.	155
2,400	Edison International	78
900	El Paso Electric Co. *	18
900	Empire District Electric Co.	16
1,400	Entergy Corp.	106
28,300	Exelon Corp.	1,225
46,643	FirstEnergy Corp.	1,803
13,604	FPL Group, Inc.	631
800	Great Plains Energy, Inc.	14
909	Hawaiian Electric Industries, Inc.	19
900	IdaCorp, Inc.	30
200	ITC Holdings Corp.	11
2,200	MGE Energy, Inc.	73
1,100	Northeast Utilities	28
1,200	NV Energy, Inc.	13
1,400	Pepco Holdings, Inc.	24
600	Pinnacle West Capital Corp.	22
1,300	Portland General Electric Co.	23
2,900	PPL Corp.	83
2,000	Progress Energy, Inc.	77
5,700	Southern Co.	181
600	UIL Holdings Corp.	16
800	UniSource Energy Corp.	23
500	Weststar Energy, Inc.	11

5,603

Gas Utilities (0.1%)
400	AGL Resources, Inc.	14
400	Atmos Energy Corp.	11
280	Chesapeake Utilities Corp.	8
400	Energen Corp.	18
800	EQT Corp.	35
600	Laclede Group, Inc.	20
600	National Fuel Gas Co.	30
900	New Jersey Resources Corp.	33
1,000	Nicor, Inc.	42
850	Northwest Natural Gas Co.	37
700	ONEOK, Inc.	31
1,200	Piedmont Natural Gas Co., Inc.	31
1,100	Questar Corp.	46
600	South Jersey Industries, Inc.	24
1,000	Southwest Gas Corp.	29
25,494	UGI Corp.	639
1,000	WGL Holdings, Inc.	33

1,081

Independent Power Producers & Energy Traders (0.1%)
63,144	AES Corp. *	738
36,000	Constellation Energy Group, Inc.	1,262
1,560	Mirant Corp. *	20
20,500	NRG Energy, Inc. *	448
300	Ormat Technologies, Inc.	9
9,400	RRI Energy, Inc. *	40

2,517

Multi-Utilities (0.4%)
600	Alliant Energy Corp.	19
1,500	Ameren Corp.	37
800	Avista Corp.	16
700	Black Hills Corp.	19
2,100	Calpine Corp. *	23
2,600	CenterPoint Energy, Inc.	35
1,972	CH Energy Group, Inc.	79
Number of Shares	Security	Market Value (000)

1,500	CMS Energy Corp.	$23
2,000	Consolidated Edison, Inc.	85
4,300	Dominion Resources, Inc.	163
25,121	DTE Energy Co.	1,091
400	Integrys Energy Group, Inc.	18
1,200	MDU Resources Group, Inc.	25
2,000	NiSource, Inc.	30
700	NorthWestern Corp.	18
30,213	NSTAR	1,022
800	OGE Energy Corp.	29
3,169	PG&E Corp.	133
1,500	PNM Resources, Inc.	18
143,809	Public Service Enterprise Group, Inc.	4,274
700	SCANA Corp.	25
18,534	Sempra Energy	911
1,300	TECO Energy, Inc.	20
300	Vectren Corp.	7
800	Wisconsin Energy Corp.	39
3,300	Xcel Energy, Inc.	69

8,228

Water Utilities (0.0%)
600	American States Water Co.	19
700	American Water Works Co., Inc.	15
700	Aqua America, Inc.	12
992	Cadiz, Inc. *	12
600	California Water Service Group	21
700	Connecticut Water Service, Inc.	16
480	Middlesex Water Co.	8
800	SJW Corp.	18
1,900	Southwest Water Co.	13

134

Total Utilities	17,563

Total Common Stocks (cost: $473,860)	525,282

PREFERRED SECURITIES (0.7%)
Consumer Staples (0.3%)
Agricultural Products (0.3%)
80,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual (c)	6,517

Financials (0.4%)
Life & Health Insurance (0.4%)
130,000	Delphi Financial Group, Inc., 7.38%, perpetual	2,608
165,000	Delphi Financial Group, Inc., 8.00%	4,110

6,718

Regional Banks (0.0%)
10,000	CoBank, ACB, 7.81%, perpetual(c)	389

Total Financials	7,107

Government (0.0%)
U.S. Government (0.0%)
140,000	Fannie Mae, 8.25%, perpetual *	162
80,000	Freddie Mac, 8.38%, perpetual *	91

253

Total Government	253

Total Preferred Securities (cost: $17,240)	13,877

Number of Shares	Security	Market Value (000)

WARRANTS (0.0%)
Energy (0.0%)
Coal & Consumable Fuels (0.0%)
90	GreenHunter Energy, Inc., acquired 07/15/2008; cost: $0*(b),(d),(e)	$—

INVESTMENT COMPANIES (7.6%)
1,821,161	PIMCO Commodity Real Return Strategy Fund	14,734
1,204,379	SPDR Trust Series 1 ETF	133,397

Total Investment Companies (cost: $144,580)	148,131

HEDGE FUNDS (2.5%)
2,866,972	Deutsche iGAP Investment Trust "B", acquired 10/01/2008; cost: $50,000*(d),(f)	49,484

Total U.S. Equity Securities(cost: $685,680)	736,774

INTERNATIONAL EQUITY SECURITIES (21.1%)
COMMON STOCKS (14.3%)
Consumer Discretionary (1.3%)
Apparel & Accessories & Luxury Goods (0.1%)
3,364	Benetton Group S.p.A.	27
480	FGX International Holdings Ltd. *	9
619	lululemon athletica, inc. *	18
2,418	LVMH Moet Hennessy Louis Vuitton S.A.	262
13,866	Swatch Group Ltd.	736

1,052

Apparel Retail (0.1%)
1,800	ABC-MART, Inc.	60
6,800	Fast Retailing Co.	1,148
6,446	Hennes & Mauritz AB "B"	391

1,599

Auto Parts & Equipment (0.1%)
500	Autoliv, Inc. *	22
24,500	Denso Corp.	664
10,000	NHK Spring Co.	83
12,700	NOK Corp.	177
16,100	Toyota Industries Corp.	423

1,369

Automobile Manufacturers (0.5%)
29,544	Bayerische Motoren Werke AG	1,198
11,000	Daihatsu Motor Co., Ltd.	105
3,034	Daimler AG	127
70,000	Honda Motor Co. Ltd.	2,427
229,500	Nissan Motor Co. Ltd. *	1,821
15,131	Renault S.A. *	622
72,400	Toyota Motor Corp.	2,714
1,064	Volkswagen AG	92

9,106

Automotive Retail (0.0%)
900	USS Co. Ltd.	58

Broadcasting (0.0%)
900	Central European Media Enterprises Ltd. "A" *	24
16,114	Societe Television Francaise 1	258
Number of Shares	Security	Market Value (000)

23,202	Southern Cross Media Group	$41

323

Casinos & Gaming (0.1%)
37,298	OPAP S.A.	768
115,267	Tabcorp Holdings Ltd.	699
93,387	Tatts Group Ltd.	201

1,668

Catalog Retail (0.0%)
168,583	Home Retail Group	656

Computer & Electronics Retail (0.0%)
2,200	Yamada Denki Co. Ltd.	154

Consumer Electronics (0.1%)
49,000	Matsushita Electric Industrial Co. Ltd.	681
75,000	Sharp Corp.	869
17,900	Sony Corp.	615

2,165

Department Stores (0.1%)
111,058	Marks & Spencer Group plc	559
13,597	Next plc	389
7,597	PPR	872

1,820

Distributors (0.0%)
5,000	Jardine Cycle & Carriage Ltd.	86
118,000	Li & Fung Ltd.	549
140,449	Pacific Brands Ltd. *	144

779

Footwear (0.0%)
34,500	Yue Yuen Industrial Holdings, Ltd.	102

General Merchandise Stores (0.0%)
22,204	Harvey Norman Holding Ltd.	76

Home Improvement Retail (0.1%)
395,442	Kingfisher plc	1,296

Homebuilding (0.0%)
4,000	Sekisui Chemical Co. Ltd.	26

Homefurnishing Retail (0.0%)
4,300	Nitori Co.	345

Hotels, Resorts, & Cruise Lines (0.0%)
2,520	Orient-Express Hotels Ltd. "A" *	29

Movies & Entertainment (0.1%)
38,485	Vivendi S.A.	969

Photographic Products (0.0%)
39,600	Nikon Corp.	871

Publishing (0.0%)
76,834	Fairfax Media Ltd.	114
14,482	Pearson plc	201
6,621	Reed Elsevier plc	50

365

Tires & Rubber (0.0%)
11,800	Sumitomo Rubber Industries, Ltd.	96

Total Consumer Discretionary	24,924

Number of Shares	Security	Market Value (000)

Consumer Staples (1.1%)
Agricultural Products (0.1%)
180,040	Golden Agri-Resources Ltd. *	$68
7,373	Suedzucker AG	171
330,000	Wilmar International Ltd.	1,526

1,765

Brewers (0.1%)
13,502	Heineken Holding N.V.	551
6,443	Heineken N.V.	317
26,699	InBev N.V.	1,336
5,000	SABMiller plc	131

2,335

Distillers & Vintners (0.1%)
80,147	Diageo plc	1,300

Food Retail (0.2%)
39,420	Alimentation Couche-Tard, Inc.	736
6,366	Casino Guichard-Perrachon S.A.	512
4,605	Delhaize Group	357
7,927	Jeronimo Martins SGPS S.A.	76
36,934	Koninklijke Ahold N.V.	453
1,999	Rallye S.A.	65
63,930	Tesco plc	409
31,522	Woolworths Ltd.	758

3,366

Household Products (0.1%)
2,898	Henkel AG & Co. KGaA	128
26,506	Reckitt Benckiser Group plc	1,394
400	Unicharm Corp.	38

1,560

Hypermarkets & Super Centers (0.1%)
35,800	Aeon Co. Ltd.	368
6,058	Wesfarmers Ltd.	170
24,944	Wesfarmers Ltd.	696

1,234

Packaged Foods & Meat (0.2%)
47,000	Ajinomoto Co. Inc.	479
167,307	Goodman Fielder Ltd.	226
57,019	Nestle S.A.	2,837
7,000	Toyo Suisan Kaisha Ltd.	195
10,732	Unilever N.V.	323
16,612	Unilever plc	487
11,100	Yakult Honsha Co. Ltd.	337

4,884

Personal Products (0.0%)
4,143	L'Oreal S.A.	429
10,800	Shiseido Co.	239

668

Soft Drinks (0.0%)
67,896	Coca-Cola Amatil Ltd. (b)	683

Tobacco (0.2%)
60,993	British America Tobacco plc	2,073
62,078	Imperial Tobacco Group plc	1,937
20,000	Swedish Match	456

4,466

Total Consumer Staples	22,261

Number of Shares	Security	Market Value (000)

Energy (1.3%)
Coal & Consumable Fuels (0.1%)
161,500	China Shenhua Energy Co. Ltd. "H"	$693
512,000	Yanzhou Coal Mining Co. Ltd. "H"	1,087

1,780

Integrated Oil & Gas (1.0%)
12,826	BG Group plc	224
486,891	BP plc (g)	4,296
64,098	ENI S.p.A.	1,446
12,054	OMV AG	447
91,600	Petroleo Brasileiro S.A. ADR	3,907
65,089	Repsol YPF S.A.	1,474
100,474	Royal Dutch Shell plc "A" (g)	2,742
94,045	Royal Dutch Shell plc "B" (g)	2,462
20,800	Statoil ASA	466
47,961	Total S.A. (g)	2,676

20,140

Oil & Gas Equipment & Services (0.1%)
70,752	Acergy S.A	1,166
280	Technip S.A.	20

1,186

Oil & Gas Exploration & Production (0.1%)
98	INPEX Holdings, Inc.	717
5,200	Japan Petroleum Exploration Co., Ltd.	249

966

Oil & Gas Refining & Marketing (0.0%)
6,741	Hellenic Petroleum S.A.	76
93,000	Nippon Oil Corp.	498

574

Oil & Gas Storage & Transportation (0.0%)
4,200	DHT Maritime, Inc.	15
1,300	Frontline Ltd.	35
1,600	General Maritime Corp.	12
1,360	Nordic American Tanker Shipping Ltd.	39
3,581	Ship Finance International Ltd.	57

158

Total Energy	24,804

Financials (3.4%)
Asset Management & Custody Banks (0.1%)
293,927	3i Group plc	1,179
3,000	Invesco Ltd. ADR	59

1,238

Consumer Finance (0.0%)
2,300	SFCG Co. Ltd., acquired 06/26/2008 & 07/16/2008; cost: $274*(d),(e)	—

Diversified Banks (2.0%)
36,888	Australia and New Zealand Banking Group Ltd.	765
339,417	Banca Intesa S.p.A. *	1,194
135,066	Banco Bilbao Vizcaya Argentaria S.A.	1,756
108,985	Banco Espirito Santo S.A. *	543
920	Banco Latinoamericano de Exportaciones S.A. "E"	13
118,104	Banco Popular Espanol S.A.	782
240,023	Banco Santander S.A. (g)	3,121
2,076,000	Bank of China Ltd. "H"	1,006
500,146	Barclays plc	2,383
Number of Shares	Security	Market Value (000)

25,154	BNP Paribas S.A.	$1,820
326,000	BOC Hong Kong Holdings Ltd.	734
1,714,277	China Construction Bank Corp. "H"	1,294
44,042	Commonwealth Bank of Australia	2,128
28,606	Credit Agricole S.A.	425
7,755	Danske Bank A/S *	177
35,000	DnB NOR ASA *	380
5,090	Erste Bank der Oesterreichischen Sparkassen AG	192
12,000	Hang Seng Bank	175
375,093	HSBC Holdings plc (g)	4,116
1,891,894	Industrial and Commercial Bank of China Ltd. "H"	1,338
198,280	Intesa Sanpaolo	535
30,364	KBC Groep N.V. *	1,373
187,362	Lloyds TSB Group plc *	150
48,800	Mitsubishi UFJ Financial Group, Inc.	247
51,300	Mizuho Financial Group, Inc.	99
43,188	National Australia Bank Ltd.	985
13,100	National Bank of Canada	750
269,601	Natixis *	1,331
46,160	Nordea Bank AB	451
38,776	OTP Bank *	1,067
27,000	Overseas Chinese Town Asia Holdings Ltd.	163
78,156	Standard Chartered plc	1,861
20,000	Sumitomo Mitsui Financial Group, Inc.	643
24,043	Svenska Handelsbanken AB "A"	656
86,000	United Overseas Bank Ltd.	1,140
57,831	Westpac Banking Corp.	1,354
67,630	Woori Finance Holdings Co. Ltd.	761

37,908

Diversified Capital Markets (0.4%)
84,338	Credit Suisse Group	3,745
31,248	Deutsche Bank AG (b)	1,984
268,080	Investec plc	1,819
49,275	UBS AG *	679

8,227

Investment Banking & Brokerage (0.0%)
2,300	Lazard Ltd. "A"	83
49,000	Mizuho Securities Co. Ltd.	145
40,000	Nomura Holdings, Inc.	295

523

Life & Health Insurance (0.2%)
38,463	AEGON N.V. *	243
106,653	AMP Ltd. (b)	568
970,144	Legal & General Group plc	1,141
299,780	Old Mutual plc *	518
49,430	Prudential plc	454
2,493	Swiss Life Holding *	314

3,238

Multi-Line Insurance (0.3%)
12,816	Allianz Holding AG	1,480
251,138	Aviva plc	1,495
31,867	AXA S.A.	641
15,564	Sampo OYJ "A"	377
6,125	Zurich Financial Services AG	1,477

5,470

Multi-Sector Holdings (0.0%)
4,407	Groupe Bruxelles Lambert S.A.	386
4,333	Pargesa Holding S.A.	339

725

Number of Shares	Security	Market Value (000)

Other Diversified Financial Services (0.1%)
160,097	ING Groep N.V. *	$1,431
2,801	OKO Bank plc "A"	31

1,462

Property & Casualty Insurance (0.1%)
1,055	Argo Group International Holdings Ltd.	29
2,500	Aspen Insurance Holdings Ltd.	71
4,300	Axis Capital Holdings Ltd.	135
82,994	Insurance Australia Group Ltd.	294
41,000	Sompo Japan Insurance, Inc.	284
135,193	Suncorp Metway	1,035
1,160	United American Indemnity Ltd. "A" *	9

1,857

Regional Banks (0.1%)
6,020	Bendigo Bank Ltd.	52
11,000	Chiba Bank Ltd.	67
227,000	Fukuoka Financial Group, Inc.	835
207,000	Hokuhoku Financial Group, Inc.	436
760	Oriental Financial Group, Inc.	8
11,600	Resona Holdings, Inc.	140
122,700	Sapporo Hokuyo Holdings, Inc.	539
21,000	Shinsei Bank Ltd. *	24
47,000	Yamaguchi Financial Group, Inc.	515

2,616

Reinsurance (0.1%)
5,500	Endurance Specialty Holdings Ltd.	212
203	Enstar Group Ltd. *	13
1,800	Everest Reinsurance Group Ltd.	154
1,322	Flagstone Reinsurance Holdings Ltd.	15
960	Greenlight Capital Re Ltd. "A" *	24
37,431	Hannover Rueckversicherungs *	1,677
2,840	Montpelier Re Holdings Ltd.	50
2,100	PartnerRe Ltd.	167
1,900	RenaissanceRe Holdings Ltd.	105
15,251	SCOR SE	373
2,800	Validus Holdings Ltd.	78

2,868

Total Financials	66,132

Health Care (1.1%)
Biotechnology (0.0%)
5,000	Actelion Ltd. *	255

Health Care Distributors (0.0%)
7,300	Alfresa Holdings Corp.	302

Health Care Equipment (0.1%)
7,673	Cochlear Ltd.	436
520	Orthofix International N.V. *	18
3,480	Synthes, Inc.	415
9,900	Terumo Corp.	537
3,706	William Demant Holding A/S *	265

1,671

Health Care Supplies (0.0%)
3,119	Coloplast A/S "B"	354

Pharmaceuticals (1.0%)
50,798	AstraZeneca plc	2,233
18,019	Bayer AG	1,194
144,267	GlaxoSmithKline plc	2,671
Number of Shares	Security	Market Value (000)

45,320	H Lundbeck A/S	$800
6,000	Mitsubishi Tanabe Pharma Corp.	89
69,847	Novartis AG	3,885
8,982	Novo Nordisk A/S	634
2,900	Ono Pharmaceutical Co., Ltd.	134
15,093	Roche Holdings AG	2,520
42,292	Sanofi-Aventis S.A.	3,094
23,100	Takeda Pharmaceutical Co. Ltd.	1,046
5,393	Teva Pharmaceutical Industries Ltd. ADR	324

18,624

Total Health Care	21,206

Industrials (1.6%)
Aerospace & Defense (0.1%)
36,211	BAE Systems plc (g)	207
22,204	European Aeronautic Defense and Space Co. N.V. (b)	458
5,282	Safran S.A.	124

789

Air Freight & Logistics (0.0%)
5,976	TNT N.V.	155
2,700	UTi Worldwide, Inc.	40

195

Airlines (0.1%)
539,237	Cathay Pacific Airways *	1,002
800	Copa Holdings S.A. "A"	43
264,089	Qantas Airways Ltd.	625
24,000	Singapore Airlines Ltd.	254

1,924

Airport Services (0.0%)
51,696	Macquarie Airports	145

Building Products (0.2%)
153,000	Asahi Glass Co. Ltd.	1,527
8,000	Assa Abloy AB "B"	150
27,500	Compagnie De Saint Gobain	1,293
2,000	Daikin Industries, Ltd.	77

3,047

Commercial Printing (0.0%)
16,000	Dai Nippon Printing Co. Ltd.	212

Construction & Engineering (0.1%)
76,284	Balfour Beatty plc	321
15,814	Bouygues S.A.	728
19,200	Daelim Industrial Co. Ltd.	1,180
3,000	Kinden Corp.	26

2,255

Construction & Farm Machinery & Heavy Trucks (0.0%)
235,000	Mitsui Engineering & Shipbuilding Co., Ltd.	555
58,000	SembCorp Marine Ltd.	153
38,000	Yangzijiang Shipbuilding Holdings Ltd.	31

739

Diversified Support Services (0.0%)
9,964	Cape plc *	34

Electrical Components & Equipment (0.1%)
30,000	Fuji Electric Holdings Co. Ltd. *	70
12,474	Prysmian S.p.A.	215
8,028	Schneider Electric S.A.	857
Number of Shares	Security	Market Value (000)

83,800	Sumitomo Electric Industries Ltd.	$1,008

2,150

Heavy Electrical Equipment (0.1%)
20,937	Alstom S.A.	1,340
10,000	Mitsubishi Electric Corp.	82

1,422

Highways & Railtracks (0.1%)
5,549	Atlantia S.p.A.	128
376,643	Macquarie Infrastructure Group	380
3,461	Societe des Autoroutes Paris-Rhin-Rhone *	248

756

Industrial Conglomerates (0.3%)
21,686	DCC plc	568
127,000	Fraser & Neave Ltd.	385
90,000	Hutchison Whampoa Ltd.	645
5,200	Jardine Matheson Holdings Ltd.	142
28,000	Keppel Corp. Ltd.	168
48,822	Koninklijke Philips Electronics N.V.	1,427
20,615	LG Corp.	1,084
45,000	NWS Holdings Ltd.	76
89,000	SembCorp Industries	239
20,137	Siemens AG	1,727

6,461

Industrial Machinery (0.2%)
7,000	Alfa Laval AB	99
12,096	Atlas Copco AB	171
37,728	Kone Oyj "B" *(b)	1,593
222,000	Mitsubishi Heavy Industries Ltd.	825
18,000	NSK Ltd.	127
37,000	Sumitomo Heavy Industries, Ltd.	192
2,000	Wartsila Corp. OYJ "B"	95

3,102

Marine (0.0%)
6	A.P. Moeller-Maersk A/S	44
30	A.P. Moller-Maersk Group	229
2,000	Eagle Bulk Shipping, Inc. *	10
27,500	Orient Overseas International Ltd.	202

485

Marine Ports & Services (0.0%)
2,695	Koninklijke Vopak N.V. *	198

Office Services & Supplies (0.0%)
893	Societe BIC S.A.	63

Railroads (0.0%)
12,000	Keisei Electric Railway Co., Ltd.	72

Research & Consulting Services (0.0%)
25,175	Experian plc	233

Trading Companies & Distributors (0.3%)
1,520	Aircastle Ltd.	15
255,000	Itochu Corp.	2,055
98,000	Marubeni Corp.	586
46,200	Mitsubishi Corp.	1,154
61,500	Mitsui & Co. Ltd.	954
119,200	Sumitomo Corp.	1,299

6,063

Trucking (0.0%)
32,000	ComfortDelGro Corp. Ltd.	35
Number of Shares	Security	Market Value (000)

45,862	FirstGroup plc	$249
54,000	Nippon Express Co.	222

506

Total Industrials	30,851

Information Technology (1.0%)
Application Software (0.0%)
1,300	AsiaInfo Holdings, Inc. *	32
6,236	SAP AG	278
40,000	The Sage Group plc	144

454

Communications Equipment (0.1%)
29,305	Nokia Oyj	395
24,400	Research In Motion Ltd. *	1,729

2,124

Computer Hardware (0.1%)
169,000	Fujitsu Ltd.	1,098

Data Processing & Outsourced Services (0.0%)
50,114	Computershare Ltd.	523

Electronic Components (0.2%)
9,000	HOYA Corp.	226
6,300	Kyocera Corp.	561
3,700	Mabuchi Motor Co.	202
11,300	Murata Manufacturing Co., Ltd.	599
14,300	Nidec Corp.	1,389
73,000	Nippon Electric Glass Co. Ltd.	948

3,925

Electronic Equipment & Instruments (0.1%)
22,600	FUJIFILM Holdings Corp.	719

Internet Software & Services (0.1%)
68,200	Tencent Holdings Ltd.	1,333
75,543	United Internet AG *	1,168

2,501

IT Consulting & Other Services (0.0%)
5,900	Amdocs Ltd. *	172
1,870	OBIC Co., Ltd.	327

499

Office Electronics (0.1%)
15,300	Brother Industries Ltd.	174
11,000	Canon, Inc.	458
6,244	Neopost S.A.	506

1,138

Semiconductor Equipment (0.1%)
20,000	ASM Pacific Technology Ltd.	189
36,505	ASML Holding N.V.	1,119
5,500	Tokyo Electron Ltd.	340

1,648

Semiconductors (0.2%)
51,000	Elpida Memory, Inc. *	912
158,019	Infineon Technologies AG *	862
2,751	Samsung Electronics Co. Ltd.	1,765
34,400	STMicroelectronics N.V.	298
Number of Shares	Security	Market Value (000)

162,800	United Microelectronics Corp. ADR *(b)	$558

4,395

Total Information Technology	19,024

Materials (1.6%)
Commodity Chemicals (0.1%)
44,000	Asahi Kasei Corp.	229
96,000	Denki Kagaku Kogyo Kabushiki Kaisha	388
25,000	Kaneka Corp.	149
35,000	Kuraray Co.	449
105,000	Mitsui Chemicals, Inc.	289

1,504

Construction Materials (0.1%)
35,725	HeidelbergCement AG	1,820
2,156	Holcim Ltd. *	143
11,573	Lafarge S.A. (b)	751

2,714

Diversified Chemicals (0.1%)
8,541	AkzoNobel N.V.	434
23,695	BASF AG	1,331
26,000	Nippon Soda Co., Ltd.	100
10,094	Orica Ltd.	226

2,091

Diversified Metals & Mining (0.7%)
30,262	Anglo American Capital plc *	1,103
76,011	BHP Billiton Ltd. (g)	2,800
109,116	BHP Billiton plc	3,339
15,481	First Quantum Minerals Ltd.	1,207
26,674	Kazakhmys plc *	545
36,434	KGHM Polska Miedz S.A.	1,213
5,065	Rio Tinto Ltd.	320
31,822	Rio Tinto plc	1,632
24,000	Sumitomo Metal Mining Co. Ltd.	341
118,708	Xstrata plc *	1,864

14,364

Fertilizers & Agricultural Chemicals (0.1%)
21,781	Incitec Pivot Ltd.	63
31,350	Yara International ASA	1,291

1,354

Industrial Gases (0.1%)
2,805	Air Liquide S.A.	335
6,173	Linde AG	695

1,030

Paper Products (0.2%)
700	Domtar Corp. *	37
151,414	Mondi plc	879
371,000	Nine Dragons Paper Holdings Ltd.	540
4,900	Nippon Paper Group, Inc.	125
103,368	Svenska Cellulosa AB "B"	1,528

3,109

Specialty Chemicals (0.0%)
17,000	Daicel Chemical Industries, Ltd.	114
19,100	JSR Corp.	374

488

Steel (0.2%)
25,371	ArcelorMittal ADR (b)	966
Number of Shares	Security	Market Value (000)

23,100	JFE Holdings, Inc.	$859
68,917	Magnitogorsk Iron & Steel Works GDR *	909
5,800	Maruichi Steel Tube Ltd.	115
246,000	Nippon Steel Corp.	919
81,965	Onesteel Ltd.	254
3,000	Yamato Kogyo Co.	95

4,117

Total Materials	30,771

Telecommunication Services (1.1%)
Alternative Carriers (0.0%)
960	Global Crossing Ltd. *	13

Integrated Telecommunication Services (0.6%)
1,793	Belgacom S.A.	67
500,083	BT Group plc	876
24,000	Deutsche Telekom AG	309
41,371	France Telecom S.A.	970
95,069	Koninklijke (Royal) KPN N.V.	1,515
32,000	Nippon Telegraph & Telephone Corp.	1,394
118,582	Portugal Telecom SGPS S.A.	1,248
3,624	Swisscom AG	1,245
633,076	Telecom Italia S.p.A.	672
388,715	Telecom Italia S.p.A.	554
101,731	Telefonica S.A. (g)	2,389
45,174	TeliaSonera AB	313

11,552

Wireless Telecommunication Services (0.5%)
76,229	America Movil S.A.B. de C.V. ADR "L"	3,397
142	KDDI Corp.	758
22,057	Mobile TeleSystems ADR	1,155
251	NTT DOCOMO, Inc.	388
2,137,365	Vodafone Group plc	4,610

10,308

Total Telecommunication Services	21,873

Utilities (0.8%)
Electric Utilities (0.4%)
30,000	Cheung Kong Infrastructure Holdings, Ltd.	113
23,000	Chubu Electric Power Co., Inc.	610
53,701	E.ON AG	1,912
181,304	EDP-Energias de Portugal	665
316,297	Enel S.p.A. (g)	1,715
23,784	Fortum Oyj	606
9,181	Iberdrola S.A.	74
73,000	Kansai Electric Power Co., Inc.	1,729
3,400	Okinawa Electric Power Co., Inc.	188
33,166	Public Power Corp. *	499
25,870	SP AusNet	22

8,133

Gas Utilities (0.2%)
10,750	Enagas S.A.	224
34,828	Gas Natural SDG S.A.	639
180,000	Osaka Gas Co. Ltd.	653
296,350	Snam Rete Gas S.p.A.	1,402

2,918

Independent Power Producers & Energy Traders (0.0%)
29,462	Drax Group plc	180
Number of Shares	Security	Market Value (000)

5,200	Electric Power Development Co. Ltd.	$174

354

Multi-Utilities (0.2%)
12,858	AGL Energy Ltd.	166
12,212	Gaz de France S.A.	448
161,307	National Grid plc	1,604
19,094	RWE AG	1,619

3,837

Water Utilities (0.0%)
1,200	Consolidated Water Co. Ltd.	14

Total Utilities	15,256

Total Common Stocks (cost: $282,633)	277,102

Principal Amount $(000)/ Shares	Security	Market Value (000)

PREFERRED SECURITIES (0.8%)
Consumer Discretionary (0.0%)
Automobile Manufacturers (0.0%)
3,000	Porsche AG	150
6,261	Volkswagen AG	510

660

Total Consumer Discretionary	660

Financials (0.6%)
Diversified Banks (0.3%)
63,114	Banco Bradesco S.A.	1,088
161,150	Banco Itau Holding Financeira S.A.	3,255

4,343

Reinsurance (0.3%)
3,000	Ram Holdings Ltd., 7.50%, non-cumulative, perpetual *	600
6,500,000	Swiss Re Capital I LP, 6.85%, perpetual (c)	5,554

6,154

Total Financials	10,497

Materials (0.2%)
Diversified Metals & Mining (0.2%)
162,326	Vale S.A. "A"	3,993

Utilities (0.0%)
Multi-Utilities (0.0%)
2,757	RWE AG	218

Total Preferred Securities (cost: $15,621)	15,368

Number of Shares	Security	Market Value (000)

INVESTMENT COMPANIES (6.0%)
343,699	iShares MSCI EAFE Index ETF	18,086
Number of Shares	Security	Market Value (000)

2,545,102	iShares MSCI Emerging Markets Index ETF	$99,157

Total Investment Companies (cost: $97,128)	117,243

Total International Equity Securities(cost: $395,382)	409,713

PRECIOUS METALS AND MINERALS SECURITIES (2.8%)
GOLD (2.2%)
African Gold Companies (0.2%)
60,000	AngloGold Ashanti Ltd. ADR	2,183
180,000	Gold Fields Ltd. ADR	2,068

4,251

Australian Gold Companies (0.3%)
900,000	Lihir Gold Ltd.	2,137
90,000	Newcrest Mining Ltd.	2,528

4,665

European Gold Companies (0.1%)
35,000	Randgold Resources Ltd. ADR	2,520

North American Gold Companies (1.5%)
40,000	Agnico-Eagle Mines Ltd.	2,303
3,500	Allied Nevada Gold Corp. *	48
60,000	Barrick Gold Corp.	2,260
240,000	Eldorado Gold Corp. *	3,017
200,000	Gammon Gold, Inc. *	1,950
60,000	Goldcorp, Inc.	2,267
170,000	IAMGOLD Corp.	2,511
120,000	Kinross Gold Corp.	2,174
76,300	Newmont Mining Corp.	3,760
175,000	Red Back Mining, Inc. *	3,373
60,400	Royal Gold, Inc.	2,714
200,000	Yamana Gold, Inc.	2,108

28,485

South American Gold Companies (0.1%)
80,000	Compania de Minas Buenaventura S.A. ADR	2,689

Total Gold	42,610

PLATINUM GROUP METALS (0.3%)
105,000	Impala Platinum Holdings Ltd.	2,554
100,000	Lonmin plc *	2,755
1,100	Stillwater Mining Co. *	13

Total Platinum Group Metals	5,322

SILVER (0.3%)
1,200	Coeur d'Alene Mines Corp. *	18
63,790	Fresnillo plc	730
12,500	Hecla Mining Co. *(b)	65
100,000	Pan American Silver Corp.	2,150
200,000	Silver Wheaton Corp. *	3,034

Total Silver	5,997

Total Precious Metals and Minerals Securities(cost: $37,260)	53,929

Number of Shares	Security	Market Value (000)

GLOBAL REAL ESTATE EQUITY SECURITIES (3.3%)
COMMON STOCKS (2.0%)
Diversified Real Estate Activities (0.2%)
280,000	CapitaLand Ltd.	$753
400	Consolidated-Tomoka Land Co.	13
1,400	Forestar Group, Inc. *	25
24,000	Henderson Land Development Co. Ltd.	162
68,000	Hopewell Holdings Ltd.	199
200	Jones Lang LaSalle, Inc.	13
500	St. Joe Co. *	14
57,000	Sun Hung Kai Properties Ltd.	791
45,000	Swire Pacific Ltd.	503
360	Tejon Ranch Co. *	11
42,000	UOL Group Ltd.	119
16,000	Wharf (Holdings) Ltd.	83
205,000	Wheelock & Co. Ltd.	573

Total Diversified Real Estate Activities	3,259

Real Estate Development (0.0%)
600	Avatar Holdings, Inc. *	10
45,000	Cheung Kong Holdings Ltd.	550

Total Real Estate Development	560

Real Estate Operating Companies (0.1%)
25,157	Citycon Oyj	96
165,663	Immoeast AG *(b)	787

Total Real Estate Operating Companies	883

Real Estate Services (0.0%)
5,805	Altisource Portfolio Solutions S.A. *	150
1,400	CB Richard Ellis Group, Inc. "A" *	19

Total Real Estate Services	169

REITs - Diversified (0.2%)
108,472	BGP Holdings plc, acquired 08/06/2009; cost: $0*(d),(e)	—
1,520	CapLease, Inc.	7
3,200	Colonial Properties Trust	38
141,292	Cousins Properties, Inc.	1,016
117,261	Dexus Property Group	87
3,020	Gecina S.A.	313
108,472	GPT Group	56
1,720	Gramercy Capital Corp. *	6
3,800	Investors Real Estate Trust	34
38,600	Liberty Property Trust, Inc.	1,194
92,256	Mirvac Group	126
7	One Liberty Properties, Inc. *	—
1,300	PS Business Parks, Inc.	64
149,945	Stockland	546
637	Vornado Realty Trust	42
1,300	Washington REIT	36
800	Winthrop Realty Trust, Inc.	9

Total REITs - Diversified	3,574

REITs - Industrial (0.1%)
42,000	AMB Property Corp.	1,022
167,000	Ascendas REIT	229
Number of Shares	Security	Market Value (000)

7,700	DCT Industrial Trust, Inc.	$38
1,500	DuPont Fabros Technology, Inc.	30
700	EastGroup Properties, Inc.	25
3,300	First Industrial Realty Trust, Inc. *	18
880	First Potomac Realty Trust	12
139,788	Macquarie Goodman Group	75
1,700	Monmouth Real Estate Investment Corp. "A"	13
3,200	ProLogis	41

Total REITs - Industrial	1,503

REITs - Mortgage (0.1%)
400	American Capital Agency Corp.	10
113,949	Annaly Capital Management, Inc.	2,094
2,500	Anworth Mortgage Asset Corp.	17
1,500	Capstead Mortgage Corp.	19
20,600	Chimera Investment Corp.	82
700	Hatteras Financial Corp.	18
3,240	iStar Financial, Inc. *	13
5,400	MFA Mortgage Investments, Inc.	39
1,920	NorthStar Realty Finance Corp.	8
2,700	Redwood Trust, Inc.	39
2,300	Resource Capital Corp.	15
1,400	Starwood Property Trust, Inc.	26

Total REITs - Mortgage	2,380

REITs - Office (0.2%)
500	Alexandria Real Estate Equities, Inc.	31
2,800	BioMed Realty Trust, Inc.	43
900	Boston Properties, Inc.	61
900	Brandywine Realty Trust	10
500	Corporate Office Properties Trust	19
20,500	Digital Realty Trust, Inc.	1,057
500	Douglas Emmett, Inc.	7
87,600	Duke Realty Corp.	972
3,700	Franklin Street Properties Corp.	48
1,200	Highwoods Properties, Inc.	35
1,600	HRPT Properties Trust	11
1,300	Kilroy Realty Corp.	37
7,798	Lexington Realty Trust	46
36,500	Mack-Cali Realty Corp.	1,224
1,300	Mission West Properties, Inc.	9
720	Parkway Properties, Inc.	12
500	SL Green Realty Corp.	26

Total REITs - Office	3,648

REITs - Residential (0.4%)
33,900	American Campus Communities, Inc.	937
800	Apartment Investment & Management Co. "A"	13
1,200	Associated Estates Realty Corp.	15
14,515	AvalonBay Communities, Inc.	1,182
30,500	BRE Properties, Inc.	1,028
500	Camden Property Trust	20
1,840	Education Realty Trust, Inc.	10
23,500	Equity LifeStyle Properties, Inc.	1,169
33,000	Equity Residential Properties Trust	1,191
300	Essex Property Trust, Inc.	26
600	Home Properties, Inc.	27
1,400	Mid-America Apartment Communities, Inc.	73
51,900	Post Properties, Inc.	998
520	Sun Communities, Inc.	10
1,000	UDR, Inc.	17

Total REITs - Residential	6,716

Number of Shares	Security	Market Value (000)

REITs - Retail (0.3%)
2,201	Acadia Realty Trust	$37
500	Agree Realty Corp.	11
100	Alexander's, Inc. *	29
2,700	CBL & Associates Properties, Inc.	32
1,280	Cedar Shopping Centers, Inc.	9
42,421	CFS Retail Property Trust	72
2,200	Developers Diversified Realty Corp.	23
800	Equity One, Inc.	15
16,500	Federal Realty Investment Trust	1,138
1,093	Getty Realty Corp.	24
2,040	Glimcher Realty Trust	9
4,500	Inland Real Estate Corp.	38
72,700	Kimco Realty Corp.	1,010
3,800	Kite Realty Group Trust	16
565	Macerich Co.	20
1,500	National Retail Properties, Inc.	32
800	Pennsylvania REIT	8
816	Ramco-Gershenson Properties Trust	8
600	Realty Income Corp.	17
27,500	Regency Centers Corp.	953
500	Saul Centers, Inc.	18
17,768	Simon Property Group, Inc.	1,391
700	Tanger Factory Outlet Centers, Inc.	29
28,500	Taubman Centers, Inc. (b)	1,104
1,075	Unibail-Rodamco	212
640	Urstadt Biddle Properties, Inc. "A"	10
600	Weingarten Realty Investors	12
30,921	Westfield Group	333

Total REITs - Retail	6,610

REITs - Specialized (0.4%)
2,040	Ashford Hospitality Trust, Inc. *	11
2,400	Cogdell Spencer, Inc.	16
5,561	DiamondRock Hospitality Co. *	50
600	Entertainment Properties Trust	23
2,000	Extra Space Storage, Inc.	23
2,080	FelCor Lodging Trust, Inc. *	8
2,200	HCP, Inc.	63
1,000	Health Care REIT, Inc.	42
22,400	Healthcare Realty Trust, Inc.	468
2,960	Hersha Hospitality Trust	12
700	Hospitality Properties Trust	15
95,193	Host Hotels & Resorts, Inc. *	1,115
1,000	LaSalle Hotel Properties	19
760	LTC Properties, Inc.	20
4,500	Medical Properties Trust, Inc.	46
1,500	National Health Investors, Inc.	52
30,000	Nationwide Health Properties, Inc.	996
2,100	OMEGA Healthcare Investors, Inc.	40
1,100	Plum Creek Timber Co., Inc.	39
24,886	Potlatch Corp.	822
41,959	Public Storage	3,449
2,900	Rayonier, Inc.	120
1,100	Senior Housing Properties Trust	23
600	Sovran Self Storage, Inc.	19
1,818	Sunstone Hotel Investors, Inc. *	16
2,560	U-Store-It Trust	17
360	Universal Health Realty Income Trust	12
25,200	Ventas, Inc.	1,114

Total REITs - Specialized	8,650

Total Common Stocks (cost:$30,547)	37,952

Number of Shares	Security	Market Value (000)

INVESTMENT COMPANIES (1.3%)
1,649,197	ING International Real Estate Fund	$12,798
379,166	SPDR DJ Wilshire International Real Estate ETF (b)	12,853

Total Investment Companies (cost:$19,031)	25,651

Total Global Real Estate Equity Securities(cost: $49,578)	63,603

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)

BONDS (32.2%)
CORPORATE OBLIGATIONS (16.4%)
Consumer Discretionary (0.1%)
Apparel & Accessories & Luxury Goods (0.1%)
$1,024	Kellwood Co. (h)	7.88%	7/15/2011	696
2,861	Kellwood Co.	7.63	10/15/2017	1,424

2,120

Total Consumer Discretionary	2,120

Consumer Staples (0.5%)
Drug Retail (0.5%)
9,866	CVS Caremark Corp. (a)	6.30	6/01/2037	9,032

Energy (0.6%)
Oil & Gas Storage & Transportation (0.6%)
7,280	Enbridge Energy Partners, LP (a)	8.05	10/01/2037	7,199
1,000	Enterprise Products Operating, LP	7.00	6/01/2067	908
5,250	Southern Union Co. (a)	7.20	(i)	11/01/2066	4,738

12,845

Total Energy	12,845

Financials (12.9%)
Consumer Finance (0.4%)
3,552	American Express Co. (a)	6.80	9/01/2066	3,366
3,500	Capital One Financial Corp. (a)	7.69	8/15/2036	3,293

6,659

Diversified Banks (1.3%)
5,651	Comerica Capital Trust II (a)	6.58	2/20/2037	4,732
1,000	Emigrant Bancorp, Inc. (a),(c)	6.25	6/15/2014	763
6,500	First Tennessee Bank, N.A. (a)	5.65	4/01/2016	6,001
4,000	USB Capital IX	6.19	4/15/2049	3,340
5,800	USB Realty Corp. (a),(c)	6.09	-	(j)	4,488
6,500	Wachovia Capital Trust III (a)	5.80	-	(j)	5,297
1,000	Wells Fargo Capital XIII (a)	7.70	-	(j)	990

25,611

Diversified Real Estate Activities (0.3%)
2,000	Brookfield Asset Management, Inc. (a)	7.13	6/15/2012	2,133
3,000	Brookfield Asset Management, Inc. (a)	5.80	4/25/2017	2,870

Total Diversified Real Estate Activities	5,003

Investment Banking & Brokerage (0.5%)
2,000	First Republic Bank Corp. (a)	7.75	9/15/2012	2,136
Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)

$8,693	Goldman Sachs Capital II (a)	5.79%	-	(j)	$6,976

Total Investment Banking & Brokerage	9,112

Life & Health Insurance (1.9%)
2,000	Great-West Life & Annuity Insurance Co. (a),(c)	7.15	5/16/2046	1,820
10,000	Lincoln National Corp. (a)	7.00	5/17/2066	8,638
1,300	MetLife Capital Trust X (a),(c)	9.25	4/08/2038	1,456
2,000	MetLife, Inc. (a)	10.75	8/01/2069	2,471
10,010	Nationwide Mutual Insurance Co. (a),(c)	5.81	12/15/2024	8,245
6,500	Prudential Financial, Inc. (a)	8.88	6/15/2038	7,045
9,030	StanCorp Financial Group, Inc. (a)	6.90	6/01/2067	7,364

37,039

Multi-Line Insurance (1.2%)
10,012	Genworth Financial, Inc. (a)	6.15	11/15/2066	7,008
10,705	Glen Meadow (a),(c)	6.51	2/12/2067	8,390
10,165	Oil Insurance Ltd. (c)	7.56	-	(j)	8,615

24,013

Multi-Sector Holdings (0.1%)
2,000	Leucadia National Corp. (a)	8.65	1/15/2027	1,890

Other Diversified Financial Services (1.1%)
3,000	AgFirst Farm Credit Bank (a)	6.59	-	(j)	2,446
7,710	General Electric Capital Corp. (a)	6.38	11/15/2067	6,910
14,000	ILFC E-Capital Trust I (a),(c)	5.90	12/21/2065	7,420
5,190	ZFS Finance USA Trust IV (a),(c)	5.88	5/09/2032	4,725

21,501

Property & Casualty Insurance (1.2%)
5,000	Allstate Corp. (a)	6.13	5/15/2037	4,700
3,000	Fund American Companies, Inc. (a)	5.88	5/15/2013	3,086
2,070	Liberty Mutual Group, Inc. (a)	7.30	6/15/2014	2,197
7,000	Progressive Corp. (a)	6.70	6/15/2037	6,512
1,000	RLI Corp. (a)	5.95	1/15/2014	1,024
3,000	Security Capital Assurance Ltd. (e)	6.88	-	(j)	—
6,500	Travelers Companies, Inc. (a)	6.25	3/15/2037	6,202

23,721

Regional Banks (3.0%)
3,500	City National Capital Trust I (a)	9.63	2/01/2040	3,825
3,000	Cullen/Frost Bankers, Inc. (a)	5.75	2/15/2017	2,831
8,500	Fifth Third Capital Trust IV (a)	6.50	4/15/2037	6,842
3,500	First Empire Capital Trust I (a)	8.23	2/01/2027	3,233
5,000	Fulton Capital Trust I (a)	6.29	2/01/2036	3,205
10,000	Huntington Capital III (a)	6.65	5/15/2037	6,374
8,039	Manufacturers & Traders Trust Co. (a)	5.63	12/01/2021	7,426
4,000	PNC Preferred Funding Trust (a),(c)	6.52	-	(j)	3,220
4,979	PNC Preferred Funding Trust III (a),(c)	8.70	-	(j)	5,219
6,500	Regions Financing Trust II (a)	6.63	5/15/2047	4,610
2,000	Susquehanna Bancshares, Inc. (a)	2.07	(i)	5/01/2014	1,502
3,000	TCF National Bank (a)	5.50	2/01/2016	2,858
10,000	Webster Capital Trust IV (a)	7.65	6/15/2037	6,500

57,645

REITs - Diversified (0.1%)
2,000	Washington REIT (a)	5.25	1/15/2014	2,084

REITs - Industrial (0.3%)
5,000	ProLogis (a)	2.25	4/01/2037	4,731
1,000	ProLogis (a)	1.88	11/15/2037	910

Total REITs - Industrial	5,641

REITs - Office (0.6%)
3,000	Brandywine Operating Partnership, LP (a)	5.70	5/01/2017	2,830
3,390	Duke Realty, LP (a)	5.95	2/15/2017	3,338
Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)

$1,426	HRPT Properties Trust (a)	5.75%	11/01/2015	$1,404
2,715	HRPT Properties Trust (a)	6.25	8/15/2016	2,716
1,000	HRPT Properties Trust (a)	6.25	6/15/2017	975

11,263

REITs - Retail (0.7%)
2,592	Developers Diversified Realty Corp.	5.38	10/15/2012	2,560
2,000	Developers Diversified Realty Corp. (a)	5.50	5/01/2015	1,865
8,000	New Plan Excel Realty Trust, Inc. (a)	5.13	9/15/2012	7,100
3,000	New Plan Excel Realty Trust, Inc.	5.30	1/15/2015	2,348
413	New Plan Excel Realty Trust, Inc., acquired 02/20/2009; cost: $140(d)	7.68	11/02/2026	323

14,196

REITs - Specialized (0.2%)
1,000	Hospitality Properties Trust (a)	5.13	2/15/2015	962
3,500	Ventas Realty, LP (a)	6.75	4/01/2017	3,518

4,480

Total Financials	249,858

Industrials (0.1%)
Airlines (0.1%)
1,436	America West Airlines, Inc. Pass-Through Trust (INS)	7.93	1/02/2019	1,325

Utilities (2.2%)
Electric Utilities (1.3%)
2,080	Cedar Brakes II, LLC (a),(c)	9.88	9/01/2013	2,137
2,000	FPL Group Capital, Inc. (a)	6.35	10/01/2066	1,843
4,000	FPL Group Capital, Inc. (a)	6.65	6/15/2067	3,725
1,000	FPL Group Capital, Inc. (a)	7.30	9/01/2067	994
716	Oglethorpe Power Corp. (a)	6.97	6/30/2011	721
7,500	PPL Capital Funding, Inc. (a)	6.70	3/30/2067	6,496
1,000	SPI Electricity Property Ltd. (INS)(a)	7.25	12/01/2016	1,133
3,000	Texas Competitive Electric Holding Co., LLC (k),(l)	3.25	10/10/2014	2,422
2,978	Texas Competitive Electric Holding Co., LLC (k),(l)	3.73	10/10/2014	2,409
1,978	Texas Competitive Electric Holding Co., LLC (k),(l)	3.73	10/10/2014	1,592
1,000	West Penn Power Co. (a)	6.63	4/15/2012	1,084

24,556

Multi-Utilities (0.9%)
6,500	Dominion Resources, Inc. (a)	7.50	6/30/2066	6,443
6,741	Integrys Energy Group, Inc. (a)	6.11	12/01/2066	5,873
3,000	Puget Sound Energy, Inc. (a)	6.97	6/01/2067	2,673
3,500	Wisconsin Energy Corp. (a)	6.25	5/15/2067	3,233

18,222

Total Utilities	42,778

Total Corporate Obligations (cost: $265,781)	317,958

EURODOLLAR AND YANKEE OBLIGATIONS (3.2%)
Energy (0.4%)
Integrated Oil & Gas (0.4%)
200	PEMEX Finance Ltd.	8.88	11/15/2010	208
400	PEMEX Finance Ltd.	9.03	2/15/2011	411
6,500	Trans-Canada Pipelines Ltd. (a)	6.35	5/15/2067	6,117

6,736

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)

Oil & Gas Drilling (0.0%)
$717	Delek & Avner-Yam Tethys Ltd. (c)	5.33%	8/01/2013	$733

Total Energy	7,469

Financials (2.5%)
Diversified Banks (0.7%)
6,500	Barclays Bank plc (c)	8.55	(i)	-	(j)	6,403
4,125	BayernLB Capital Trust I	6.20	-	(j)	1,794
3,397	BOI Capital Funding Number 2, LP (c),(m)	5.57	-	(j)	1,970
3,826	BOI Capital Funding Number 3, LP (c),(m)	6.11	-	(j)	2,219
2,500	Landsbanki Islands hf, acquired 10/12/2007; cost $2,500(c),(d),(n)	7.43	-	(j)	7
3,000	Royal Bank of Scotland Group plc (a)	7.64	-	(j)	1,860

14,253

Diversified Capital Markets (0.4%)
8,000	UBS Preferred Funding Trust I (a)	8.62	-	(j)	7,756

Multi-Line Insurance (0.4%)
8,000	ING Capital Funding Trust III (a)	8.44	-	(j)	7,280

Other Diversified Financial Services (0.2%)
3,000	ZFS Finance USA Trust II (a),(c)	6.45	12/15/2065	2,730

Property & Casualty Insurance (0.1%)
2,500	Allied World Assurance Holdings Ltd. (a)	7.50	8/01/2016	2,722

Regional Banks (0.2%)
3,000	Glitnir Banki hf, acquired 9/11/2006 and 10/18/2006; cost $3,051(c),(d),(n)	7.45	-	(j)	8
4,500	UniCredito Italiano Capital Trust II (a),(c)	9.20	-	(j)	4,455

4,463

Reinsurance (0.4%)
4,000	Max USA Holdings Ltd. (a),(c)	7.20	4/14/2017	4,178
4,000	Platinum Underwriters Finance, Inc. (a)	7.50	6/01/2017	4,249

8,427

Specialized Finance (0.1%)
1,670	QBE Insurance Group Ltd. (c)	5.65	7/01/2023	1,530

Total Financials	49,161

Materials (0.3%)
Diversified Metals & Mining (0.3%)
2,500	Glencore Finance S.A.	8.00	-	(j)	2,431
2,700	Glencore Funding, LLC (a),(c)	6.00	4/15/2014	2,805

5,236

Total Materials	5,236

Total Eurodollar and Yankee Obligations (cost: $63,306)	61,866

ASSET-BACKED SECURITIES (3.3%)
Financials (3.3%)
Asset-Backed Financing (3.3%)
471	Aerco Ltd. (c)	0.75	(i)	7/15/2025	441
3,000	AESOP Funding II, LLC (a),(c)	9.31	10/20/2013	3,386
255	Airplanes Pass-Through Trust	0.61	(i)	3/15/2019	240
1,500	American Express Credit Account Master Trust (a),(c)	0.50	(i)	9/15/2014	1,466
2,500	American Express Credit Account Master Trust (a),(c)	0.58	(i)	9/15/2016	2,383
Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)

$485	AmeriCredit Automobile Receivables Trust	1.98	% (i)	1/12/2012	$486
2,000	AmeriCredit Automobile Receivables Trust (a)	6.96	(i)	10/14/2014	2,135
1,500	Banc of America Securities Auto Trust (a)	5.51	2/19/2013	1,503
1,500	Bank of America Credit Card Trust (a)	0.52	(i)	6/15/2014	1,445
2,000	Bank One Issuance Trust (a)	4.77	2/16/2016	2,076
5,000	Bank One Issuance Trust (a)	1.03	(i)	2/15/2017	4,760
763	Capital One Auto Finance Trust (INS)	4.71	6/15/2012	764
1,644	Capital One Auto Finance Trust	0.26	(i)	5/15/2013	1,632
3,500	Capital One Multi-Asset Execution Trust (a)	6.00	8/15/2013	3,583
1,050	Citibank Credit Card Issuance Trust (a)	6.95	2/18/2014	1,123
2,550	Citibank Credit Card Issuance Trust (a)	6.30	6/20/2014	2,707
3,000	CPS Auto Receivables Trust (INS)(a)	6.48	7/15/2013	3,102
3,000	Credit Acceptance Auto Loan Trust (c)	5.68	5/15/2017	3,065
6,516	GE Capital Credit Card Master Note Trust (a)	0.50	(i)	3/15/2013	6,516
3,000	GE Equipment Midticket, LLC	0.55	(i)	9/15/2017	2,721
2,000	Hertz Vehicle Financing, LLC (a),(c)	5.08	11/25/2011	2,039
1,151	HSBC Automotive Trust (a)	4.94	11/19/2012	1,154
1,661	Huntington Auto Trust (a),(c)	4.81	4/16/2012	1,702
1,475	MBNA Master Credit Card Note Trust (a)	6.80	7/15/2014	1,574
1,899	Prestige Auto Receivables Trust "A" (c)	5.67	4/15/2017	1,901
3,000	Rental Car Finance Corp. (a),(c)	0.37	(i)	7/25/2013	2,701
1,847	SLM Student Loan Trust	0.80	(i)	10/25/2038	1,609
3,000	Triad Automobile Receivables Owners Trust (a)	5.43	7/14/2014	3,140
1,701	Trinity Rail Leasing, LP (c)	5.90	5/14/2036	1,572
753	USXL Funding, LLC (INS)(c)	5.38	(i)	4/15/2014	754

63,680

Total Financials	63,680

Total Asset-Backed Securities (cost: $58,283)	63,680

COMMERCIAL MORTGAGE SECURITIES (7.6%)
Financials (7.6%)
Commercial Mortgage-Backed Securities (7.6%)
654	Banc of America Commercial Mortgage, Inc.	7.20	9/15/2032	655
2,000	Banc of America Commercial Mortgage, Inc. (a)	4.77	7/10/2043	1,510
1,200	Banc of America Commercial Mortgage, Inc.	4.95	7/10/2043	943
8,045	Banc of America Commercial Mortgage, Inc.	5.81	7/10/2044	6,300
3,000	Banc of America Commercial Mortgage, Inc. (a)	5.77	5/10/2045	2,599
1,175	Banc of America Commercial Mortgage, Inc.	5.68	7/10/2046	1,026
6,000	Banc of America Commercial Mortgage, Inc. (a)	5.18	9/10/2047	3,110
480	Bear Stearns Commercial Mortgage Securities, Inc.	4.00	3/13/2040	486
3,500	Bear Stearns Commercial Mortgage Securities, Inc.	5.69	6/11/2050	3,313
3,000	Chase Commercial Mortgage Securities Corp. (a)	6.39	11/18/2030	2,967
3,405	Chase Commercial Mortgage Securities Corp. (a)	7.63	7/15/2032	3,447
3,669	Chase Commercial Mortgage Securities Corp.	7.32	10/15/2032	3,745
1,000	Citigroup Commercial Mortgage Trust	5.22	7/15/2044	514
860	Citigroup Commercial Mortgage Trust	5.70	12/10/2049	807
4,500	Citigroup Commercial Mortgage Trust	6.10	12/10/2049	3,508
2,000	Commercial Mortgage	5.54	2/11/2017	1,351
6,000	Commercial Mortgage Loan Trust (a)	6.02	12/10/2049	4,397
5,000	Commercial Mortgage Trust (a)	4.58	10/15/2037	4,837
4,000	Credit Suisse Commercial Mortgage Trust (a)	5.83	6/15/2038	3,751
2,500	Credit Suisse Commercial Mortgage Trust	5.83	6/15/2038	2,012
1,050	Credit Suisse Commercial Mortgage Trust (a)	5.54	2/15/2039	705
6,562	Credit Suisse Commercial Mortgage Trust	6.22	2/15/2041	5,827
2,000	Credit Suisse First Boston Mortgage Securities Corp. (a),(c)	6.65	12/18/2035	2,021
Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)

$2,500	Credit Suisse First Boston Mortgage Securities Corp. (a)	5.10%	8/15/2038	$2,008
420	Credit Suisse First Boston Mortgage Securities Corp.	7.55	4/15/2062	422
1,000	GE Capital Commercial Mortgage Corp. (a)	6.07	6/10/2038	1,020
3,355	GE Capital Commercial Mortgage Corp.	5.61	12/10/2049	2,071
2,500	GMAC Commercial Mortgage Securities, Inc. (a)	4.75	5/10/2043	2,219
681	Government Lease Trust (c)	6.48	5/18/2011	700
432	Greenwich Capital Commercial Funding Corp.	4.02	1/05/2036	435
1,000	GS Mortgage Securities Corp. II (a),(c)	6.45	8/05/2018	1,014
2,000	J.P. Morgan Chase Commercial Mortgage Securities Corp. (a)	4.99	9/12/2037	1,545
625	J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.00	10/15/2042	565
2,000	J.P. Morgan Chase Commercial Mortgage Securities Corp. (a)	5.49	4/15/2043	2,114
3,000	J.P. Morgan Chase Commercial Mortgage Securities Corp. (a)	5.81	6/12/2043	3,063
2,000	J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.33	12/15/2044	1,317
2,000	J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.33	12/15/2044	1,197
917	LB-UBS Commercial Mortgage Trust (a)	4.56	9/15/2026	933
4,000	LB-UBS Commercial Mortgage Trust (a)	5.87	6/15/2032	4,091
1,500	Merrill Lynch Mortgage Trust	5.23	11/12/2037	1,320
1,000	Merrill Lynch Mortgage Trust	5.38	1/12/2044	546
3,500	Merrill Lynch Mortgage Trust	5.83	6/12/2050	3,210
7,000	Merrill Lynch Mortgage Trust	5.69	2/12/2051	6,491
5,000	Merrill Lynch/Countrywide Commercial Mortgage Trust (a)	5.36	8/12/2048	4,879
3,000	ML-CFC Commercial Mortgage Trust	5.38	8/12/2048	2,468
3,000	ML-CFC Commercial Mortgage Trust	5.42	8/12/2048	1,940
3,000	ML-CFC Commercial Mortgage Trust	5.96	8/12/2049	2,387
4,000	ML-CFC Commercial Mortgage Trust (a)	5.70	9/12/2049	3,667
4,000	Morgan Stanley Capital I, Inc. (a)	5.80	8/12/2041	4,351
878	Morgan Stanley Capital I, Inc.	5.15	8/13/2042	581
723	Morgan Stanley Capital I, Inc.	5.17	8/13/2042	458
3,000	Morgan Stanley Capital I, Inc.	5.81	12/12/2049	2,826
5,000	Morgan Stanley Capital I, Inc.	4.77	7/15/2056	4,014
5,000	Mortgage Capital Funding, Inc. (o)	7.08	6/18/2030	4,977
2,000	Prudential Mortgage Capital Funding, LLC (a)	6.76	5/10/2034	2,072
3,852	Wachovia Bank Commercial Mortgage Trust (a)	5.00	7/15/2041	3,895
2,588	Wachovia Bank Commercial Mortgage Trust	4.66	4/15/2042	2,604
3,000	Wachovia Bank Commercial Mortgage Trust (a)	4.61	5/15/2044	3,023
4,500	Wachovia Bank Commercial Mortgage Trust	5.42	1/15/2045	4,460
4,000	Wachovia Bank Commercial Mortgage Trust (a)	5.50	10/15/2048	4,074

148,788

Total Financials	148,788

Total Commercial Mortgage Securities (cost: $134,962)	148,788

U.S. GOVERNMENT AGENCY ISSUES (0.0%)(p)
Interest-Only Commercial Mortgage-Backed Securities (0.0%)
3,952	Government National Mortgage Assn.	1.75	(i)	7/16/2010	48

Mortgage-Backed Pass-Through Securities (0.0%)
68	Government National Mortgage Assn. I	6.50	5/15/2023	73
63	Government National Mortgage Assn. I	6.50	4/15/2024	68
23	Government National Mortgage Assn. I	7.50	3/15/2017	26
28	Government National Mortgage Assn. I	7.50	3/15/2017	30
8	Government National Mortgage Assn. I	8.00	6/15/2016	9
4	Government National Mortgage Assn. I	8.00	9/15/2016	5
Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)

$14	Government National Mortgage Assn. I	8.00%	11/15/2016	$15
26	Government National Mortgage Assn. I	8.00	3/15/2017	29
4	Government National Mortgage Assn. I	8.50	6/15/2016	5
5	Government National Mortgage Assn. I	8.50	6/15/2016	5
10	Government National Mortgage Assn. I	8.50	7/15/2016	11
2	Government National Mortgage Assn. I	8.50	9/15/2016	2
9	Government National Mortgage Assn. I	8.50	12/15/2016	10
16	Government National Mortgage Assn. I	8.50	12/15/2016	17
1	Government National Mortgage Assn. I	8.50	1/15/2017	1
14	Government National Mortgage Assn. I	8.50	1/15/2017	15
5	Government National Mortgage Assn. I	8.50	2/15/2017	6
2	Government National Mortgage Assn. I	9.00	6/15/2016	2
1	Government National Mortgage Assn. I	9.00	7/15/2016	2
1	Government National Mortgage Assn. I	9.00	8/15/2016	1
2	Government National Mortgage Assn. I	9.00	9/15/2016	2
1	Government National Mortgage Assn. I	9.00	10/15/2016	2
11	Government National Mortgage Assn. I	9.50	9/15/2016	12
2	Government National Mortgage Assn. I	9.50	11/15/2016	2
13	Government National Mortgage Assn. I	9.50	11/15/2016	15
3	Government National Mortgage Assn. I	9.50	11/15/2016	3
18	Government National Mortgage Assn. I	9.50	4/15/2017	19

387

Total U.S. Government Agency Issues (cost: $375)	435

U.S. TREASURY SECURITIES (1.4%)
Inflation-Indexed Notes (0.7%)
6,538	2.50%, 1/15/2029	6,950
6,494	2.13%, 2/15/2040	6,508

Total Inflation-Indexed Notes (cost: $13,422)	13,458

Notes (0.7%)
6,500	3.63%, 2/15/2020	6,519
700	1.00%, 7/31/2011	706
6,500	3.38%, 11/15/2019	6,389

Total Notes (cost: $13,413)	13,614

Total U.S. Treasury Securities (cost: $26,835)	27,072

MUNICIPAL BONDS (0.3%)
Casinos & Gaming (0.2%)
4,000	Mashantucket (Western) Pequot Tribe, acquired 7/29/2005 and 10/05/2009; cost $3,410(c),(d)	5.91	9/01/2021	2,256
2,375	Seneca Nation of Indians Capital Improvements Auth. (a)	6.75	12/01/2013	2,254

4,510

Special Assessment/Tax/Fee (0.1%)
1,710	Erie County Tobacco Asset Securitization Corp. (a)	6.00	6/01/2028	1,430

Total Municipal Bonds (cost: $7,447)	5,940

Total Bonds (cost: $556,989)	625,739

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)

MONEY MARKET INSTRUMENTS (2.5%)
COMMERCIAL PAPER (1.3%)
Consumer Discretionary (0.3%)
Automobile Manufacturers (0.3%)
$5,776	BMW Capital, LLC (c),(q)	0.21%	3/01/2010	$5,776

Financials (0.9%)
Asset-Backed Financing (0.9%)
5,000	Hannover Funding Co., LLC (c),(q)	0.30	3/01/2010	5,000
11,875	Hannover Funding Co., LLC (c),(q)	0.30	3/02/2010	11,875

Total Asset-Backed Financing	16,875

Total Financials	16,875

Utilities (0.1%)
Gas Utilities (0.1%)
2,186	AGL Capital Corp. (c),(q)	0.20	3/01/2010	2,186

Total Commercial Paper	24,837

Number of Shares	Security	Coupon Rate	Maturity	Market Value (000)

MONEY MARKET FUNDS (1.2%)
23,775,221	State Street Institutional Liquid Reserve Fund, 0.12% (r)	23,775

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)

U.S. TREASURY BILLS (0.0%)
$600	1.16%, 6/17/2010(s),(t)	600

Total Money Market Instruments (cost: $49,212)	49,212

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.7%)
REPURCHASE AGREEMENTS (0.1%)
200	Credit Suisse First Boston LLC, 0.11%, acquired on 2/26/2010 and due 3/01/2010 at $200 (collateralized by $205 of U.S. Treasury, 0.13%(t), due 6/03/2010; market value $205)	200
600	Deutsche Bank Securities, Inc., 0.11%, acquired on 2/26/2010 and due 3/01/2010 at $600 (collateralized by $600 of Freddie Mac(p),(+), 2.50%, due 4/23/2014; market value $613)	600

Total Repurchase Agreements	800

65  |  USAA Cornerstone Strategy Fund

Number of Shares	Security	Coupon Rate	Maturity	Market Value (000)

	MONEY MARKET FUNDS (0.6%)
11,626,192	BlackRock Liquidity Funds TempFund Portfolio, 0.10%(r)			$11,626

	Total Money Market Funds			11,626

	Total Short-term Investments Purchased With Cash Collateral From Securities Loaned (cost: $12,426)			12,426

	Total Investments (cost: $1,786,527)			$1,951,396

Number of Contracts	Security			Market Value (000)

	PURCHASED OPTIONS (0.1%)
450	Put - Russell 2000 Index expiring March 20, 2010 at 550			35
380	Put - S&P 500 Index expiring April 17, 2010 at 1,030			285
4,414	Put - S&P 500 Index expiring March 20, 2010 at 1,025			1,236

	Total Purchased Options (cost: $7,542)			$1,556

	WRITTEN OPTIONS (0.1%)
(450)	Call - Russell 2000 Index expiring March 20, 2010 at 640			(268)
(2,207)	Call - S&P 500 Index expiring March 20, 2010 at 1,130			(1,302)
(1,300)	Call - S&P 500 Index expiring March 20, 2010 at 1,135			(635)
(450)	Put - Russell 2000 Index expiring March 20, 2010 at 480			(3)

	Total Written Options (premiums received: $2,103)			$(2,208)

Number of Contracts Long/(Short)	Security	Expiration Date	Contract Value (000)	Unrealized Appreciation/ (Depreciation) (000)

	FUTURES (0.1%)
17	DJ Euro Stoxx 50 Index	3/19/2010	631	(33)
3	FTSE 100 Index	3/19/2010	244	5
24	Nikkei 225 Index	3/11/2010	1,219	(21)
2	SPI 200 Index	3/18/2010	206	(2)

	Total Futures			$(51)

Portfolio of Investments  |  66

($ in 000s)	VALUATION HIERARCHY

Assets	(LEVEL 1) Quoted Prices in Active Markets for Identical Assets	(LEVEL 2) Other Significant Observable Inputs	(LEVEL 3) Significant Unobservable Inputs	Total
U.S. EQUITY SECURITIES:
COMMON STOCKS	$525,282	$—	$—	$525,282
PREFERRED SECURITIES	4,590	9,287	—	13,877
WARRANTS	—	—	—	—
INVESTMENT COMPANIES	148,131	—	—	148,131
HEDGE FUNDS	—	49,484	—	49,484
INTERNATIONAL EQUITY SECURITIES:
COMMON STOCKS	267,446	9,656	—	277,102
PREFERRED SECURITIES	9,214	6,154	—	15,368
INVESTMENT COMPANIES	117,243	—	—	117,243
PRECIOUS METALS AND MINERALS SECURITIES:
GOLD	42,610	—	—	42,610
PLATINUM GROUP METALS	5,322	—	—	5,322
SILVER	5,997	—	—	5,997
GLOBAL REAL ESTATE EQUITY SECURITIES:
COMMON STOCKS	37,952	—	—	37,952
INVESTMENT COMPANIES	25,651	—	—	25,651
BONDS:
CORPORATE OBLIGATIONS	—	317,958	—	317,958
EURODOLLAR AND YANKEE OBLIGATIONS	—	61,866	—	61,866
ASSET-BACKED SECURITIES	—	63,680	—	63,680
COMMERCIAL MORTGAGE SECURITIES	—	148,788	—	148,788
U.S. GOVERNMENT AGENCY ISSUES	—	435	—	435
U.S. TREASURY SECURITIES	20,122	6,950	—	27,072
MUNICIPAL BONDS	—	5,940	—	5,940
MONEY MARKET INSTRUMENTS:
COMMERCIAL PAPER	—	24,837	—	24,837
MONEY MARKET FUNDS	23,775	—	—	23,775
U.S. TREASURY BILLS	—	600	—	600
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED:
REPURCHASE AGREEMENTS	—	800	—	800
MONEY MARKET FUNDS	11,626	—	—	11,626
PURCHASED OPTIONS	1,556	—	—	1,556
FUTURES*	(51)	—	—	(51)
Total	$1,246,466	$706,435	$—	$1,952,901

* Futures are valued at the unrealized appreciation/depreciation on the investment.

Liabilities	(LEVEL 1) Quoted Prices in Active Markets for Identical Liabilities	(LEVEL 2) Other Significant Observable Inputs	(LEVEL 3) Significant Unobservable Inputs	Total
WRITTEN OPTIONS	$(2,208)	$—	$—	$(2,208)
Total	$(2,208)	$—	$—	$(2,208)

67  |  USAA Cornerstone Strategy Fund

NOTES TO PORTFOLIO
OF INVESTMENTS

February 28, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not be reflected in the value of the Fund’s foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund’s subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund’s foreign securities. The Fund’s subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund’s foreign securities.  If the Manager determines that a particular event would materially affect the value of the Fund’s foreign securities, then the Manager, under valuation procedures approved by the Trust’s Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

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3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund’s subadvisers, if applicable, under valuation procedures approved by the Trust’s Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

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Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. Futures contracts - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies.  A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.  Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.  Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses.  When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. Option transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.  The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period.  Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period.  The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss.  If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid.  If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid.  The risk associated with purchasing a call or put option is limited to the premium paid.

Notes to Portfolio of Investments  |  70

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received.  The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund’s volatility over time, the Fund may implement a strategy that involves writing (selling) index call or corresponding ETF options and purchasing index put or corresponding ETF options or index put spread options against a highly correlated stock portfolio.  The combination of the diversified stock portfolio with the index call and put or corresponding ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments.  This strategy may not fully protect the Fund against declines in the portfolio’s value, and the Fund could experience a loss.  Options on securities indexes or corresponding ETF options are different from options on individual securities in that the holder of the index options contract has the right to receive an amount of cash equal to the difference between the exercise price and the closing price of the underlying index on exercise date.  If an option on an index is exercised, the realized gain or loss is determined from the exercise price, the value of the underlying index, and the amount of the premium.

E. Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special “tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement.  Repurchase agreements are subject to credit risk, and the Fund’s Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund’s NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. Lending of portfolio securities - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business

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day’s ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.  The aggregate fair market value of the loaned portion of these securities as of February 28, 2010, was approximately $11,991,000.  This amount excludes $38,000 of securities on loan which were sold prior to February 28, 2010.

H. Subsequent events – Events or transactions that occur after the quarterly report date, but before the quarterly report is issued, and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

I. New accounting pronouncement – In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3).  It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value.  The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.  The Manager is in the process of evaluating the impact of this guidance on the Fund’s financial statement disclosures.

J. As of February 28, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2010, were $239,478,000 and $80,595,000, respectively, resulting in net unrealized appreciation of $158,883,000.

K. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,941,982,000 at February 28, 2010, and, in total, may not equal 100%.  A category percentage of 0.0% represents less than 0.1% of net assets.  Investments in foreign securities were 29.2% of net assets at February 28, 2010.

L. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

Notes to Portfolio of Investments  |  72

CATEGORIES AND DEFINITIONS

Asset-backed and commercial mortgage-backed securities - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Hedge funds - private investment funds open to a limited range of investors and exempt from certain regulations. Deutsche iGAP Investment Trust, managed by Deutsche Bank Trust Company Americas, invests primarily in a diversified portfolio of short-term money market investments, and long and short positions in exchange-traded equity index and government bond index futures, currency forward contracts, and other derivative instruments. As of February 28, 2010, the Fund owns approximately 40% of the Class “B” shares of the iGAP fund and may redeem all or part of its investment upon 10 days’ prior written notice.  The Fund does not invest in the iGAP fund for the purpose of exercising management or control.

Eurodollar and Yankee obligations - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions.  Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Interest-only commercial mortgage-backed securities (CMBS IOs) – represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans.   The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period.  The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. Treasury inflation-indexed notes – designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

Warrants - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

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PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR	Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
iShares
Exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

REIT	Real estate investment trust
SPDR
Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor’s Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

Credit enhancements - add the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.  The enhancements do not guarantee the market values of the securities.

(INS)
Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Municipal Corp., or Financial Guaranty Insurance Co.  Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a)	At February 28, 2010, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.
(b)	The security or a portion thereof was out on loan as of February 28, 2010.
(c)
Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(d)
Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2010, was $52,078,000, which represented 2.7% of the Fund’s net assets.

(e)	Security was fair valued at February 28, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(f)	Restricted security that is not registered under the Securities Act of 1933.
(g)	Security, or a portion thereof, is segregated to cover the value of open futures contracts at February 28, 2010.

 Notes to Portfolio of Investments  |  74

(h)
Pay-in-kind (PIK) – security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

(i)	Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2010.
(j)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(k)
Senior loan (loan) - is not registered under the Securities Act of 1933.  The loan contains certain restrictions on resale and cannot be sold publicly.  The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2010.  The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.  Security deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(l)	At February 28, 2010, the aggregate market value of securities purchased on a delayed-delivery basis was $6,423,000.
(m)	Security is currently trading without accrued interest.
(n)	Currently the issuer is in default with respect to interest and/or principal payments.
(o)	At February 28, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(p)
U.S. government agency issues – mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, indicated with "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

(q)
Commercial paper issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(r)	Rate represents the money market fund annualized seven-day yield at February 28, 2010.
(s)	Securities with a value of $600,000 are segregated as collateral for initial margin requirements on open futures contracts.
(t)	Zero-coupon security. Rate represents the effective yield at the date of purchase.
*	Non-income-producing security.

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ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:  04/29/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:  04/29/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:  04/29/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.